Investment Portfolio	as of September 30, 2021 (Unaudited)
DWS Small Cap Index VIP
	Shares	Value ($)

Common Stocks 96.6%
Communication Services 3.3%
Communications Equipment 0.0%
EchoStar Corp. "A"*	5,860	149,489
Diversified Telecommunication Services 0.6%
Anterix, Inc.* (a)	1,751	106,286
ATN International, Inc. (a)	1,608	75,335
Bandwidth, Inc. "A"*	3,445	311,014
Cogent Communications Holdings, Inc.	6,396	453,093
Consolidated Communications Holdings, Inc.*	11,043	101,485
Globalstar, Inc.* (a)	93,348	155,891
IDT Corp. "B"* (a)	2,985	125,221
Iridium Communications, Inc.*	17,728	706,461
Liberty Latin America Ltd. "A"*	6,447	84,327
Liberty Latin America Ltd. "C"*	22,883	300,225
Ooma, Inc.*	3,130	58,249
Radius Global Infrastructure, Inc. "A"*	8,822	144,063
		2,621,650
Entertainment 1.0%
AMC Entertainment Holdings, Inc. "A"* (a)	77,496	2,949,498
Chicken Soup For The Soul Entertainment Inc.*	938	21,452
Cinemark Holdings, Inc.* (a)	16,187	310,952
CuriosityStream, Inc.* (a)	4,003	42,192
Eros STX Global Corp* (a)	49,107	45,154
IMAX Corp.*	7,513	142,597
Liberty Media Corp.-Liberty Braves "A"*	1,542	41,495
Liberty Media Corp.-Liberty Braves "C"* (a)	5,459	144,227
Lions Gate Entertainment Corp. "A"*	8,982	127,455
Lions Gate Entertainment Corp. "B"*	17,687	229,931
LiveXLive Media, Inc.*	7,885	23,576
Madison Square Garden Entertainment Corp.*	3,914	284,430
Marcus Corp.* (a)	3,616	63,099
		4,426,058
Interactive Media & Services 0.4%
Cargurus, Inc.* (a)	14,169	445,048
Cars.com, Inc.*	10,199	129,017
Eventbrite, Inc. "A"* (a)	11,179	211,395
EverQuote, Inc. "A"*	2,904	54,102
fuboTV, Inc.* (a)	19,723	472,563
Liberty TripAdvisor Holdings, Inc. "A"*	10,989	33,956
MediaAlpha, Inc. "A"* (a)	3,182	59,440
Outbrain, Inc.*	1,190	17,612
QuinStreet, Inc.*	7,300	128,188
TrueCar, Inc.* (a)	14,750	61,360
Yelp, Inc.*	10,663	397,090
		2,009,771
Media 1.1%
Advantage Solutions, Inc.*	11,747	101,612

AMC Networks, Inc. "A"* (a)	4,358	203,039
Boston Omaha Corp. "A"*	2,684	104,086
Cardlytics, Inc.* (a)	4,794	402,408
Clear Channel Outdoor Holdings, Inc.*	55,887	151,454
comScore, Inc.*	10,039	39,152
Daily Journal Corp.*	172	55,104
Emerald Holding, Inc.*	4,554	19,764
Entercom Communications Corp.*	18,721	68,893
Entravision Communications Corp. "A"	9,050	64,255
Fluent, Inc.*	6,063	13,763
Gannett Co., Inc.*	21,472	143,433
Gray Television, Inc.	12,725	290,385
Hemisphere Media Group, Inc.*	2,187	26,638
iHeartMedia, Inc. "A"*	16,801	420,361
Integral Ad Science Holding Corp.* (a)	2,543	52,462
John Wiley & Sons, Inc. "A" (a)	6,478	338,216
Loral Space & Communications, Inc. (a)	2,038	87,654
Magnite, Inc.* (a)	19,477	545,356
Meredith Corp.*	5,959	331,916
National CineMedia, Inc.	9,195	32,734
Scholastic Corp.	3,880	138,322
Sinclair Broadcast Group, Inc. "A"	6,811	215,772
Stagwell, Inc.*	9,625	73,824
TechTarget, Inc.*	3,822	315,009
TEGNA, Inc.	33,276	656,203
The E.W. Scripps Co. "A"	8,588	155,099
Thryv Holdings, Inc.*	1,001	30,070
WideOpenWest, Inc.* (a)	7,807	153,408
		5,230,392
Wireless Telecommunication Services 0.2%
Gogo, Inc.* (a)	9,006	155,804
Shenandoah Telecommunications Co.	7,191	227,092
Telephone & Data Systems, Inc.	15,109	294,625
U.S. Cellular Corp.*	2,389	76,185
		753,706
Consumer Discretionary 11.1%
Auto Components 1.2%
Adient PLC*	14,198	588,507
American Axle & Manufacturing Holdings, Inc.*	17,200	151,532
Cooper-Standard Holdings, Inc.*	2,638	57,799
Dana, Inc.	21,765	484,054
Dorman Products, Inc.*	4,014	380,005
Fox Factory Holding Corp.*	6,343	916,817
Gentherm, Inc.*	4,983	403,274
Goodyear Tire & Rubber Co.*	41,326	731,470
LCI Industries (a)	3,720	500,824
Modine Manufacturing Co.* (a)	7,327	83,015
Motorcar Parts of America, Inc.* (a)	2,880	56,160
Patrick Industries, Inc.	3,452	287,552
Standard Motor Products, Inc.	3,189	139,391
Stoneridge, Inc.*	3,879	79,093
Tenneco, Inc. "A"*	10,149	144,826
Visteon Corp.* (a)	4,147	391,435
XL Fleet Corp.*	5,927	36,510
XPEL, Inc.* (a)	2,694	204,367
		5,636,631

Automobiles 0.3%
Arcimoto, Inc.* (a)	4,223	48,269
Canoo, Inc.* (a)	15,809	121,571
Fisker, Inc.* (a)	24,408	357,577
Lordstown Motors Corp. "A"* (a)	14,332	114,370
Winnebago Industries, Inc.	4,838	350,513
Workhorse Group, Inc.* (a)	17,984	137,578
		1,129,878
Distributors 0.0%
Funko, Inc. "A"* (a)	4,202	76,518
Greenlane Holdings, Inc. "A"*	1,386	3,285
		79,803
Diversified Consumer Services 0.7%
2U, Inc.* (a)	10,718	359,803
Adtalem Global Education, Inc.*	7,394	279,567
American Public Education, Inc.*	2,855	73,117
Carriage Services, Inc. (a)	2,445	109,022
Coursera, Inc.* (a)	8,645	273,614
European Wax Center, Inc. "A"*	1,443	40,418
Graham Holdings Co. "B" (a)	580	341,713
Houghton Mifflin Harcourt Co.* (a)	19,018	255,412
Laureate Education, Inc. "A"*	14,834	252,030
OneSpaWorld Holdings Ltd.*	8,077	80,528
Perdoceo Education Corp.*	10,462	110,479
PowerSchool Holdings, Inc. "A"* (a)	6,488	159,670
Regis Corp.*	3,677	12,796
StoneMor, Inc.*	4,918	12,147
Strategic Education, Inc. (a)	3,643	256,831
Stride, Inc.*	6,152	221,103
Vivint Smart Home, Inc.*	14,094	133,188
WW International, Inc.*	8,087	147,588
		3,119,026
Hotels, Restaurants & Leisure 2.4%
Accel Entertainment, Inc.*	8,269	100,386
Bally's Corp.*	4,865	243,931
Biglari Holdings, Inc. "B"*	102	17,525
BJ's Restaurants, Inc.* (a)	3,326	138,894
Bloomin' Brands, Inc.*	13,216	330,400
Bluegreen Vacations Holding Corp*	2,414	62,281
Brinker International, Inc.* (a)	6,776	332,363
Carrols Restaurant Group, Inc.	5,337	19,533
Century Casinos, Inc.* (a)	4,231	56,992
Chuy's Holdings, Inc.* (a)	3,124	98,500
Cracker Barrel Old Country Store, Inc.	3,554	496,991
Dave & Buster's Entertainment, Inc.*	6,440	246,845
Del Taco Restaurants, Inc.	4,606	40,210
Denny's Corp.*	9,363	152,991
Dine Brands Global, Inc.*	2,500	203,025
Drive Shack, Inc.*	12,654	35,558
El Pollo Loco Holdings, Inc.*	2,711	45,816
Esports Technologies, Inc.* (a)	1,631	54,753
Everi Holdings, Inc.*	12,799	309,480
F45 Training Holdings, Inc.* (a)	2,851	42,651
Fiesta Restaurant Group, Inc.*	2,630	28,825
Full House Resorts, Inc.*	4,990	52,944
GAN Ltd.*	6,162	91,629
Golden Entertainment, Inc.*	2,583	126,799

Golden Nugget Online Gaming, Inc.*	5,957	103,473
Hall of Fame Resort & Entertainment Co.*	8,403	22,268
Hilton Grand Vacations, Inc.* (a)	12,853	611,417
International Game Technology PLC*	14,998	394,747
Jack in the Box, Inc. (a)	3,256	316,906
Krispy Kreme, Inc. (a)	3,144	44,016
Kura Sushi USA, Inc. "A"*	598	26,121
Lindblad Expeditions Holdings, Inc.*	4,676	68,223
Monarch Casino & Resort, Inc.*	1,911	128,018
Nathan's Famous, Inc.	497	30,401
NEOGAMES SA*	791	29,045
Noodles & Co.* (a)	6,217	73,361
Papa John's International, Inc.	4,975	631,775
PlayAGS, Inc.*	3,774	29,739
RCI Hospitality Holdings, Inc.	1,237	84,747
Red Robin Gourmet Burgers, Inc.*	2,426	55,943
Red Rock Resorts, Inc. "A"* (a)	9,230	472,761
Rush Street Interactive, Inc.*	7,998	153,642
Ruth's Hospitality Group, Inc.*	5,173	107,133
Scientific Games Corp. "A"* (a)	14,438	1,199,365
SeaWorld Entertainment, Inc.*	7,719	427,015
Shake Shack, Inc. "A"*	5,600	439,376
Target Hospitality Corp.*	4,513	16,833
Texas Roadhouse, Inc.	10,511	959,970
The Cheesecake Factory, Inc.* (a)	6,891	323,877
The ONE Group Hospitality, Inc.*	2,972	31,771
Wingstop, Inc. (a)	4,473	733,259
Xponential Fitness, Inc. "A"*	1,721	21,839
		10,866,363
Household Durables 1.7%
Aterian, Inc.* (a)	3,809	41,251
Bassett Furniture Industries, Inc.	1,442	26,115
Beazer Homes U.S.A., Inc.*	4,420	76,245
Casper Sleep, Inc.*	4,361	18,621
Cavco Industries, Inc.* (a)	1,381	326,938
Century Communities, Inc.	4,473	274,866
Ethan Allen Interiors, Inc. (a)	3,341	79,182
Flexsteel Industries, Inc.	1,032	31,868
GoPro, Inc. "A"* (a)	18,788	175,856
Green Brick Partners, Inc.*	4,537	93,099
Hamilton Beach Brands Holding Co. "A"	1,206	18,898
Helen of Troy Ltd.*	3,627	814,914
Hooker Furniture Corp.	1,785	48,177
Hovnanian Enterprises, Inc. "A"* (a)	785	75,666
Installed Building Products, Inc.	3,556	381,025
iRobot Corp.*	4,192	329,072
KB Home	12,549	488,407
Landsea Homes Corp.*	1,234	10,686
La-Z-Boy, Inc.	6,657	214,555
Legacy Housing Corp.*	1,436	25,805
LGI Homes, Inc.*	3,276	464,897
Lifetime Brands, Inc.	1,845	33,561
Lovesac Co.* (a)	1,963	129,735
M.D.C. Holdings, Inc.	8,565	400,157
M/I Homes, Inc.*	4,341	250,910
Meritage Homes Corp.*	5,625	545,625
Purple Innovation, Inc.*	8,614	181,066
Skyline Champion Corp.*	7,882	473,393

Snap One Holdings Corp.*	1,939	32,323
Sonos, Inc.*	18,048	584,033
Taylor Morrison Home Corp.*	18,169	468,397
Traeger, Inc.* (a)	3,324	69,571
Tri Pointe Home, Inc.*	16,784	352,800
Tupperware Brands Corp.* (a)	7,422	156,753
Universal Electronics, Inc.*	1,953	96,185
VOXX International Corp.*	2,409	27,583
Vuzix Corp.* (a)	9,012	94,266
Weber, Inc. "A"* (a)	2,523	44,380
		7,956,881
Internet & Direct Marketing Retail 0.8%
1-800-Flowers.com, Inc. "A"* (a)	3,967	121,033
1stdibs.com, Inc.*	937	11,619
CarParts.com, Inc.*	7,281	113,656
Duluth Holdings, Inc. "B"*	1,836	25,025
Groupon, Inc.* (a)	3,528	80,474
Lands' End, Inc.* (a)	2,303	54,213
Liquidity Services, Inc.*	3,862	83,458
Overstock.com, Inc.* (a)	6,447	502,350
PetMed Express, Inc. (a)	3,112	83,619
Porch Group, Inc.* (a)	11,551	204,222
Quotient Technology, Inc.* (a)	13,994	81,445
RealReal, Inc.*	12,086	159,293
Revolve Group, Inc.*	5,387	332,755
Shutterstock, Inc.	3,517	398,546
Stamps.com, Inc.*	2,669	880,210
Stitch Fix, Inc. "A"* (a)	8,847	353,438
Xometry, Inc. "A"* (a)	1,190	68,627
		3,553,983
Leisure Products 0.5%
Acushnet Holdings Corp.	5,165	241,206
American Outdoor Brands, Inc.*	2,073	50,913
AMMO, Inc.* (a)	13,274	81,635
Callaway Golf Co.*	17,362	479,712
Clarus Corp.	3,712	95,139
Escalade, Inc.	1,389	26,266
Genius Brands International, Inc.* (a)	43,490	59,146
Johnson Outdoors, Inc. "A"	824	87,179
Latham Group, Inc.* (a)	3,555	58,302
Malibu Boats, Inc. "A"* (a)	3,084	215,818
Marine Products Corp.	1,244	15,562
MasterCraft Boat Holdings, Inc.*	2,878	72,180
Nautilus, Inc.* (a)	4,789	44,586
Smith & Wesson Brands, Inc.	7,178	149,015
Sturm, Ruger & Co., Inc. (a)	2,574	189,910
Vista Outdoor, Inc.*	8,629	347,835
		2,214,404
Multiline Retail 0.4%
Big Lots, Inc.	5,125	222,220
Dillard's, Inc. "A" (a)	904	155,958
Franchise Group, Inc.	4,352	154,104
Macy's, Inc. (a)	47,178	1,066,223
		1,598,505
Specialty Retail 2.4%
Aaron's Co., Inc.	4,803	132,275
Abercrombie & Fitch Co. "A"* (a)	9,178	345,368

Academy Sports & Outdoors, Inc.*	11,680	467,434
American Eagle Outfitters, Inc. (a)	22,821	588,782
America's Car-Mart, Inc.*	955	111,525
Arko Corp.* (a)	18,008	181,881
Asbury Automotive Group, Inc.* (a)	2,902	570,939
Barnes & Noble Education, Inc.* (a)	5,922	59,161
Bed Bath & Beyond, Inc.*	15,752	272,116
Big 5 Sporting Goods Corp. (a)	3,195	73,613
Boot Barn Holdings, Inc.*	4,417	392,539
Caleres, Inc. (a)	5,495	122,099
Camping World Holdings, Inc. "A" (a)	6,398	248,690
CarLotz, Inc.* (a)	11,785	44,901
Cato Corp. "A"	3,028	50,083
Chico's FAS, Inc.* (a)	18,718	84,044
Citi Trends, Inc.*	1,358	99,080
Conn's, Inc.* (a)	2,742	62,600
Designer Brands, Inc. "A"*	9,226	128,518
Genesco, Inc.*	2,174	125,505
Group 1 Automotive, Inc.	2,634	494,876
GrowGeneration Corp.* (a)	8,091	199,605
Guess?, Inc.	5,931	124,610
Haverty Furniture Companies, Inc. (a)	2,470	83,264
Hibbett, Inc.	2,398	169,635
JOANN, Inc.	1,803	20,085
Kirkland's, Inc.* (a)	2,145	41,205
Lazydays Holdings, Inc.*	1,141	24,349
Lumber Liquidators Holdings, Inc.* (a)	4,179	78,064
MarineMax, Inc.*	3,229	156,671
Monro, Inc. (a)	4,943	284,272
Murphy USA, Inc. (a)	3,644	609,495
National Vision Holdings, Inc.* (a)	12,215	693,446
ODP Corp.*	7,134	286,501
OneWater Marine, Inc. "A"	1,502	60,395
Party City Holdco, Inc.*	16,985	120,594
Rent-A-Center, Inc.	9,897	556,310
Sally Beauty Holdings, Inc.*	16,854	283,990
Shift Technologies, Inc.* (a)	9,544	66,235
Shoe Carnival, Inc. (a)	2,600	84,292
Signet Jewelers Ltd. (a)	7,829	618,178
Sleep Number Corp.*	3,461	323,534
Sonic Automotive, Inc. "A"	3,368	176,955
Sportsman's Warehouse Holdings, Inc.*	6,490	114,224
The Buckle, Inc. (a)	4,435	175,582
The Children's Place, Inc.* (a)	2,164	162,863
The Container Store Group, Inc.*	5,172	49,237
Tilly's, Inc. "A"	3,218	45,084
Torrid Holdings, Inc.*	1,821	28,098
TravelCenters of America, Inc.*	1,914	95,298
Urban Outfitters, Inc.*	10,267	304,827
Winmark Corp.	509	109,450
Zumiez, Inc.*	3,369	133,951
		10,936,328
Textiles, Apparel & Luxury Goods 0.7%
Crocs, Inc.*	9,281	1,331,638
Fossil Group, Inc.* (a)	7,423	87,963
G-III Apparel Group Ltd.*	6,769	191,563
Kontoor Brands, Inc. (a)	7,784	388,811
Movado Group, Inc.	2,398	75,513

Oxford Industries, Inc. (a)	2,386	215,146
PLBY Group, Inc.* (a)	3,493	82,330
Rocky Brands, Inc.	982	46,753
Steven Madden Ltd.	12,289	493,526
Superior Group of Company, Inc.	1,660	38,661
Unifi, Inc.*	1,884	41,316
Vera Bradley, Inc.*	3,992	37,565
Wolverine World Wide, Inc.	12,154	362,675
		3,393,460
Consumer Staples 3.1%
Beverages 0.4%
Celsius Holdings, Inc.* (a)	8,096	729,369
Coca-Cola Consolidated, Inc. (a)	705	277,897
MGP Ingredients, Inc. (a)	2,101	136,775
National Beverage Corp.	3,521	184,817
NewAge, Inc.*	20,525	28,530
Primo Water Corp.	23,470	368,948
The Duckhorn Portfolio, Inc.* (a)	3,138	71,829
Zevia PBC "A"*	1,654	19,037
		1,817,202
Food & Staples Retailing 0.9%
BJ's Wholesale Club Holdings, Inc.* (a)	20,615	1,132,176
HF Foods Group, Inc.*	5,299	32,059
Ingles Markets, Inc. "A" (a)	2,091	138,069
MedAvail Holdings, Inc.*	1,808	5,279
Natural Grocers by Vitamin Cottage, Inc.	1,516	17,009
Performance Food Group Co.*	22,709	1,055,060
PriceSmart, Inc.	3,547	275,070
Rite Aid Corp.* (a)	8,323	118,187
SpartanNash Co.	5,308	116,245
Sprouts Farmers Market, Inc.*	17,157	397,528
The Andersons, Inc.	4,695	144,747
The Chefs' Warehouse, Inc.* (a)	4,817	156,890
United Natural Foods, Inc.*	8,368	405,179
Village Super Market, Inc. "A"	1,112	24,108
Weis Markets, Inc.	2,548	133,897
		4,151,503
Food Products 0.9%
AppHarvest, Inc.* (a)	10,332	67,365
B&G Foods, Inc. (a)	9,609	287,213
Calavo Growers, Inc.	2,600	99,424
Cal-Maine Foods, Inc.	5,288	191,214
Fresh Del Monte Produce, Inc.	5,166	166,449
Hostess Brands, Inc.* (a)	19,410	337,152
J & J Snack Foods Corp.	2,204	336,815
John B. Sanfilippo & Son, Inc.	1,320	107,870
Laird Superfood, Inc.*	947	18,069
Lancaster Colony Corp.	2,857	482,290
Landec Corp.*	3,778	34,833
Limoneira Co.	2,398	38,776
Mission Produce, Inc.*	5,709	104,931
Sanderson Farms, Inc.	3,055	574,951
Seneca Foods Corp. "A"*	1,003	48,365
Simply Good Foods Co.* (a)	12,758	440,023
Tattooed Chef, Inc.* (a)	7,188	132,475
Tootsie Roll Industries, Inc. (a)	2,252	68,528

TreeHouse Foods, Inc.*	7,781	310,306
Utz Brands, Inc.	8,551	146,479
Vital Farms, Inc.*	3,928	69,015
Whole Earth Brands, Inc.* (a)	5,755	66,470
		4,129,013
Household Products 0.3%
Central Garden & Pet Co.* (a)	1,483	71,184
Central Garden & Pet Co. "A"* (a)	6,167	265,181
Energizer Holdings, Inc.	10,158	396,670
Oil-Dri Corp. of America	876	30,660
WD-40 Co.	2,050	474,534
		1,238,229
Personal Products 0.5%
BellRing Brands, Inc. "A"* (a)	5,916	181,917
Edgewell Personal Care Co.	8,092	293,740
elf Beauty, Inc.*	7,149	207,678
Inter Parfums, Inc.	2,650	198,141
Medifast, Inc.	1,747	336,542
Nature's Sunshine Products, Inc.	1,954	28,626
Nu Skin Enterprises, Inc. "A" (a)	7,423	300,409
Revlon, Inc. "A"*	1,271	12,850
The Beauty Health Co.* (a)	13,092	339,999
The Honest Co., Inc.* (a)	3,822	39,672
USANA Health Sciences, Inc.* (a)	1,851	170,662
Veru, Inc.* (a)	10,144	86,528
		2,196,764
Tobacco 0.1%
22nd Century Group, Inc.* (a)	23,177	68,604
Turning Point Brands, Inc.	2,242	107,056
Universal Corp.	3,584	173,215
Vector Group Ltd.	21,738	277,159
		626,034
Energy 4.4%
Energy Equipment & Services 0.8%
Archrock, Inc.	20,442	168,646
Aspen Aerogels, Inc.*	3,271	150,499
Bristow Group, Inc.*	3,543	112,774
Cactus, Inc. "A" (a)	8,132	306,739
ChampionX Corp.* (a)	30,325	678,067
DMC Global, Inc.* (a)	2,865	105,747
Dril-Quip, Inc.*	5,357	134,889
Frank's International NV*	24,503	72,039
FTS International, Inc. "A"*	1,373	33,776
Helix Energy Solutions Group, Inc.*	22,524	87,393
Helmerich & Payne, Inc.	15,713	430,693
Liberty Oilfield Services, Inc. "A"*	13,431	162,918
Nabors Industries Ltd.*	1,047	101,015
National Energy Services Reunited Corp.* (a)	5,594	70,037
Newpark Resources, Inc.*	13,210	43,593
NexTier Oilfield Solutions, Inc.*	25,809	118,721
Oceaneering International, Inc.*	14,807	197,229
Oil States International, Inc.* (a)	9,159	58,526
Patterson-UTI Energy, Inc.	27,764	249,876
ProPetro Holding Corp.*	12,735	110,158
RPC, Inc.*	10,769	52,337

Select Energy Services, Inc. "A"*	8,541	44,328
Solaris Oilfield Infrastructure, Inc. "A"	4,525	37,739
TETRA Technologies, Inc.*	18,938	59,087
Tidewater, Inc.*	6,541	78,884
U.S. Silica Holdings, Inc.* (a)	11,041	88,218
		3,753,928
Oil, Gas & Consumable Fuels 3.6%
Aemetis, Inc.*	4,015	73,394
Alto Ingredients, Inc.* (a)	10,918	53,935
Altus Midstream Co. "A"	497	34,308
Antero Resources Corp.*	42,840	805,820
Arch Resources, Inc.*	2,241	207,853
Berry Corp.	10,275	74,083
Bonanza Creek Energy, Inc. (a)	4,614	221,011
Brigham Minerals, Inc. "A" (a)	6,403	122,681
California Resources Corp.*	12,408	508,728
Callon Petroleum Co.* (a)	5,968	292,909
Centennial Resource Development, Inc. "A"*	27,810	186,327
Centrus Energy Corp. "A"* (a)	1,450	56,057
Chesapeake Energy Corp.	14,829	913,318
Clean Energy Fuels Corp.* (a)	23,148	188,656
CNX Resources Corp.* (a)	32,456	409,595
Comstock Resources, Inc.*	14,081	145,738
CONSOL Energy, Inc.*	5,268	137,073
Contango Oil & Gas Co.* (a)	22,542	103,017
CVR Energy, Inc.	4,322	72,005
Delek U.S. Holdings, Inc.	10,070	180,958
Denbury, Inc.*	7,559	531,020
DHT Holdings, Inc.	21,001	137,137
Dorian LPG Ltd.	4,570	56,714
Earthstone Energy, Inc. "A"*	3,555	32,706
Energy Fuels, Inc.*	22,356	156,939
Equitrans Midstream Corp.	61,336	621,947
Extraction Oil & Gas, Inc.* (a)	2,401	135,536
Falcon Minerals Corp.	6,307	29,643
Frontline Ltd. (a)	17,813	166,908
Gevo, Inc.* (a)	29,928	198,722
Golar LNG Ltd.*	15,740	204,148
Green Plains, Inc.*	7,153	233,545
HighPeak Energy, Inc.	1,035	9,315
International Seaways, Inc. (a)	6,598	120,216
Kosmos Energy Ltd.*	62,131	183,908
Laredo Petroleum, Inc.* (a)	1,935	156,870
Magnolia Oil & Gas Corp. "A"	20,850	370,922
Matador Resources Co. (a)	16,592	631,160
Murphy Oil Corp. (a)	21,924	547,442
Nordic American Tankers Ltd. (a)	23,205	59,405
Northern Oil and Gas, Inc. (a)	7,790	166,706
Oasis Petroleum, Inc. (a)	3,015	299,751
Ovintiv, Inc.	39,353	1,293,927
Par Pacific Holdings, Inc.*	6,929	108,924
PBF Energy, Inc. "A"*	14,796	191,904
PDC Energy, Inc.	14,890	705,637
Peabody Energy Corp.* (a)	12,342	182,538
Penn Virginia Corp.*	2,310	61,608
Range Resources Corp.*	35,745	808,909
Renewable Energy Group, Inc.* (a)	6,710	336,842
REX American Resources Corp.* (a)	771	61,580

Riley Exploration Permian, Inc.	352	8,265
Scorpio Tankers, Inc. (a)	7,493	138,920
SFL Corp. Ltd.	15,350	128,633
SM Energy Co.	17,917	472,650
Southwestern Energy Co.*	101,722	563,540
Talos Energy, Inc.*	5,678	78,186
Teekay Corp.*	10,677	39,078
Teekay Tankers Ltd. "A"*	3,658	53,151
Tellurian, Inc.* (a)	54,343	212,481
Uranium Energy Corp.* (a)	33,838	103,206
Ur-Energy, Inc.*	27,710	47,661
Vine Energy, Inc. "A"*	3,641	59,967
W&T Offshore, Inc.*	13,889	51,667
Whiting Petroleum Corp.*	5,906	344,969
World Fuel Services Corp.	9,337	313,910
		16,206,279
Financials 14.9%
Banks 7.8%
1st Source Corp.	2,629	124,194
Allegiance Bancshares, Inc.	2,840	108,346
Altabancorp.	2,774	122,500
Amalgamated Financial Corp.	1,860	29,425
Amerant Bancorp, Inc.*	3,132	77,486
American National Bankshares, Inc.	1,579	52,170
Ameris Bancorp. (a)	9,976	517,555
Arrow Financial Corp.	1,991	68,410
Associated Banc-Corp	22,903	490,582
Atlantic Capital Bancshares, Inc.*	2,911	77,112
Atlantic Union Bankshares Corp.	11,445	421,748
Banc of California, Inc. (a)	6,545	121,017
BancFirst Corp. (a)	2,639	158,657
BancorpSouth Bank (a)	15,378	457,957
Bank First Corp. (a)	968	68,602
Bank of Marin Bancorp.	2,457	92,752
Bank of NT Butterfield & Son Ltd.	7,476	265,473
BankUnited, Inc.	14,022	586,400
Banner Corp.	5,149	284,276
Bar Harbor Bankshares	2,246	63,000
Berkshire Hills Bancorp., Inc. (a)	7,262	195,929
Blue Ridge Bankshares, Inc. (a)	2,701	47,511
Brookline Bancorp., Inc. (a)	11,299	172,423
Bryn Mawr Bank Corp.	2,895	133,025
Business First Bancshares, Inc. (a)	2,670	62,451
Byline Bancorp., Inc.	3,729	91,584
Cadence BanCorp. (a)	18,343	402,812
Cambridge Bancorp. (a)	1,049	92,312
Camden National Corp. (a)	2,310	110,649
Capital Bancorp., Inc	1,139	27,404
Capital City Bank Group, Inc.	1,984	49,084
Capstar Financial Holdings, Inc. (a)	3,154	66,991
Carter Bankshares, Inc.* (a)	4,127	58,686
Cathay General Bancorp.	11,332	469,031
CBTX, Inc.	2,740	72,281
Central Pacific Financial Corp.	4,254	109,243
Century Bancorp., Inc. "A"	397	45,750
CIT Group, Inc.	14,867	772,341
Citizens & Northern Corp.	2,252	56,886

City Holding Co. (a)	2,250	175,297
Civista Bancshares, Inc.	2,320	53,894
CNB Financial Corp.	2,323	56,542
Coastal Financial Corp.*	1,361	43,361
Columbia Banking System, Inc.	11,761	446,800
Community Bank System, Inc.	8,075	552,491
Community Trust Bancorp., Inc.	2,422	101,966
ConnectOne Bancorp., Inc.	5,585	167,606
CrossFirst Bankshares, Inc.*	6,704	87,152
Customers Bancorp., Inc.*	4,574	196,773
CVB Financial Corp.	19,372	394,608
Dime Community Bancshares, Inc.	5,131	167,578
Eagle Bancorp., Inc.	4,667	268,352
Eastern Bankshares, Inc.	25,730	522,319
Enterprise Bancorp., Inc.	1,527	54,896
Enterprise Financial Services Corp.	5,237	237,131
Equity Bancshares, Inc. "A" (a)	2,118	70,699
Farmers National Banc Corp.	3,761	59,085
FB Financial Corp.	4,943	211,956
Fidelity D&D Bancorp, Inc.	606	30,561
Financial Institutions, Inc.	2,266	69,453
First BanCorp.	30,652	403,074
First BanCorp. - North Carolina (a)	4,221	181,545
First Bancorp., Inc.	1,499	43,681
First Bancshares, Inc.	2,996	116,185
First Bank	2,061	29,039
First Busey Corp.	7,787	191,794
First Commonwealth Financial Corp.	14,640	199,543
First Community Bancshares, Inc.	2,637	83,646
First Financial Bancorp.	14,048	328,864
First Financial Bankshares, Inc.	19,496	895,841
First Financial Corp.	1,803	75,816
First Foundation, Inc.	5,913	155,512
First Internet Bancorp.	1,408	43,901
First Interstate BancSystem, Inc. "A"	6,185	249,008
First Merchants Corp.	8,046	336,645
First Mid-Illinois Bancshares, Inc. (a)	2,576	105,771
First Midwest Bancorp., Inc.	16,957	322,353
First of Long Island Corp. (a)	3,509	72,285
Five Star Bancorp.	828	19,822
Flushing Financial Corp.	4,317	97,564
Fulton Financial Corp.	23,794	363,572
German American Bancorp., Inc.	3,720	143,704
Glacier Bancorp., Inc.	14,332	793,276
Great Southern Bancorp., Inc.	1,572	86,161
Great Western Bancorp., Inc.	8,221	269,156
Guaranty Bancshares, Inc.	1,115	39,973
Hancock Whitney Corp.	12,991	612,136
Hanmi Financial Corp.	4,445	89,167
HarborOne Bancorp, Inc. (a)	7,619	106,971
HBT Financial, Inc.	1,633	25,393
Heartland Financial U.S.A., Inc.	6,028	289,826
Heritage Commerce Corp.	9,092	105,740
Heritage Financial Corp. (a)	5,418	138,159
Hilltop Holdings, Inc.	9,546	311,868
Home BancShares, Inc.	23,001	541,214
HomeTrust Bancshares, Inc.	2,310	64,634
Hope Bancorp., Inc.	17,566	253,653

Horizon Bancorp, Inc.	6,166	112,036
Howard Bancorp., Inc.*	1,839	37,295
Independent Bank Corp.	4,931	375,496
Independent Bank Corp./Michigan	3,251	69,831
Independent Bank Group, Inc.	5,618	399,103
International Bancshares Corp.	8,063	335,743
Investors Bancorp., Inc.	34,556	522,141
Lakeland Bancorp., Inc.	7,158	126,196
Lakeland Financial Corp. (a)	3,679	262,092
Live Oak Bancshares, Inc. (a)	4,722	300,461
Macatawa Bank Corp.	4,472	35,910
Mercantile Bank Corp.	2,444	78,281
Metrocity Bankshares, Inc.	3,075	64,483
Metropolitan Bank Holding Corp.*	1,137	95,849
Mid Penn Bancorp, Inc.	1,538	42,372
Midland States Bancorp., Inc.	3,289	81,337
MidWestOne Financial Group, Inc. (a)	2,243	67,649
MVB Financial Corp. (a)	1,471	63,003
National Bank Holdings Corp. "A"	4,512	182,646
NBT Bancorp., Inc.	6,302	227,628
Nicolet Bankshares, Inc.*	1,674	124,177
Northrim BanCorp., Inc.	890	37,834
OceanFirst Financial Corp.	9,047	193,696
OFG Bancorp. (a)	7,707	194,371
Old National Bancorp.	24,953	422,953
Old Second Bancorp., Inc.	4,268	55,740
Origin Bancorp, Inc. (a)	3,240	137,214
Orrstown Financial Services, Inc.	1,526	35,708
Pacific Premier Bancorp., Inc.	14,077	583,351
Park National Corp. (a)	2,187	266,705
Peapack-Gladstone Financial Corp. (a)	2,586	86,269
Peoples Bancorp., Inc.	3,659	115,661
Peoples Financial Services Corp.	1,001	45,616
Preferred Bank (a)	2,076	138,428
Primis Financial Corp.	3,621	52,360
QCR Holdings, Inc. (a)	2,337	120,215
RBB Bancorp. (a)	2,025	51,050
Red River Bancshares, Inc.	726	36,191
Reliant Bancorp., Inc.	2,240	70,762
Renasant Corp.	8,203	295,718
Republic Bancorp., Inc. "A" (a)	1,404	71,113
Republic First Bancorp., Inc.*	7,485	23,054
S&T Bancorp., Inc.	5,917	174,374
Sandy Spring Bancorp., Inc.	6,894	315,883
Seacoast Banking Corp. of Florida	8,047	272,069
ServisFirst Bancshares, Inc. (a)	7,526	585,523
Sierra Bancorp. (a)	2,103	51,061
Silvergate Capital Corp. "A"*	3,701	427,465
Simmons First National Corp. "A"	16,126	476,685
SmartFinancial, Inc.	1,986	51,338
South Plains Financial, Inc.	1,510	36,814
South State Corp.	10,504	784,334
Southern First Bancshares, Inc.*	1,055	56,443
Southside Bancshares, Inc.	4,638	177,589
Spirit of Texas Bancshares, Inc.	1,968	47,626
Stock Yards Bancorp., Inc.	3,625	212,606
Summit Financial Group, Inc.	1,881	46,103
Texas Capital Bancshares, Inc.*	7,591	455,612

The Bancorp, Inc.*	7,905	201,182
Tompkins Financial Corp.	2,098	169,749
TowneBank	9,986	310,664
TriCo Bancshares	4,120	178,808
TriState Capital Holdings, Inc.*	4,412	93,314
Triumph Bancorp., Inc.*	3,522	352,658
Trustmark Corp.	9,407	303,094
UMB Financial Corp.	6,620	640,220
United Bankshares, Inc.	18,856	685,981
United Community Banks, Inc.	12,947	424,921
Univest Financial Corp.	4,173	114,298
Valley National Bancorp.	59,992	798,494
Veritex Holdings, Inc.	7,034	276,858
Washington Trust Bancorp., Inc. (a)	2,543	134,728
WesBanco, Inc.	9,439	321,681
West BanCorp, Inc.	2,316	69,549
Westamerica BanCorp. (a)	3,902	219,527
		35,484,056
Capital Markets 1.6%
Artisan Partners Asset Management, Inc. "A"	8,845	432,697
AssetMark Financial Holdings, Inc.*	2,837	70,556
Associated Capital Group, Inc. "A"	276	10,325
B. Riley Financial, Inc.	3,005	177,415
BGC Partners, Inc. "A"	49,582	258,322
Blucora, Inc.*	7,101	110,705
Brightsphere Investment Group, Inc.	8,674	226,652
Cohen & Steers, Inc.	3,743	313,551
Cowen, Inc. "A"	4,163	142,833
Diamond Hill Investment Group, Inc.	476	83,614
Donnelley Financial Solutions, Inc.*	4,393	152,086
Federated Hermes, Inc.	14,197	461,402
Focus Financial Partners, Inc. "A"*	8,924	467,350
GAMCO Investors, Inc. "A"	754	19,890
GCM Grosvenor, Inc. "A" (a)	6,716	77,368
Greenhill & Co., Inc.	2,454	35,877
Hamilton Lane, Inc. "A" (a)	5,080	430,886
Houlihan Lokey, Inc.	7,719	710,920
Moelis & Co. "A"	9,220	570,441
Open Lending Corp. "A"*	15,670	565,217
Oppenheimer Holdings, Inc. "A"	1,444	65,399
Piper Sandler Companies (a)	2,608	361,104
PJT Partners, Inc. "A" (a)	3,599	284,717
Pzena Investment Management, Inc. "A"	2,173	21,382
Sculptor Capital Management, Inc.	3,240	90,364
StepStone Group, Inc. "A" (a)	6,151	262,279
StoneX Group, Inc.*	2,514	165,673
Value Line, Inc.	187	6,407
Virtus Investment Partners, Inc.	1,092	338,869
WisdomTree Investments, Inc. (a)	20,907	118,543
		7,032,844
Consumer Finance 0.8%
Atlanticus Holdings Corp.*	764	40,538
Curo Group Holdings Corp.	3,151	54,607
Encore Capital Group, Inc.*	4,512	222,306
Enova International, Inc.*	5,574	192,582
EZCORP, Inc. "A"*	7,130	53,974
FirstCash, Inc.	5,958	521,325
Green Dot Corp. "A"*	8,018	403,546

LendingClub Corp.* (a)	14,824	418,630
LendingTree, Inc.* (a)	1,738	243,024
Navient Corp.	24,783	488,968
Nelnet, Inc. "A"	2,549	201,983
Oportun Financial Corp.* (a)	3,124	78,194
PRA Group, Inc.*	6,797	286,425
PROG Holdings, Inc. (a)	9,874	414,807
Regional Management Corp.	1,265	73,598
World Acceptance Corp.*	646	122,469
		3,816,976
Diversified Financial Services 0.1%
Alerus Financial Corp.	2,359	70,487
A-Mark Precious Metals, Inc. (a)	1,346	80,787
Banco Latinoamericano de Comercio Exterior SA "E"	4,821	84,560
Cannae Holdings, Inc.*	12,695	394,942
Marlin Business Services Corp.	1,215	27,009
		657,785
Insurance 1.8%
Ambac Financial Group, Inc.*	6,630	94,942
American Equity Investment Life Holding Co.	12,384	366,195
American National Group, Inc.	1,125	212,659
AMERISAFE, Inc.	2,944	165,335
Argo Group International Holdings Ltd.	4,705	245,695
Bright Health Group, Inc.* (a)	7,937	64,766
BRP Group, Inc. "A"*	7,141	237,724
Citizens, Inc.* (a)	7,521	46,705
CNO Financial Group, Inc.	19,101	449,638
Crawford & Co. "A"	2,763	24,784
Donegal Group, Inc. "A"	2,103	30,472
eHealth, Inc.*	3,751	151,915
Employers Holdings, Inc. (a)	4,341	171,426
Enstar Group Ltd.*	1,865	437,771
Genworth Financial, Inc. "A"*	76,018	285,067
Goosehead Insurance, Inc. "A"	2,658	404,787
Greenlight Capital Re Ltd. "A"*	3,838	28,363
HCI Group, Inc. (a)	869	96,259
Heritage Insurance Holdings, Inc.	3,614	24,611
Horace Mann Educators Corp. (a)	6,292	250,359
Independence Holding Co.	589	29,209
Investors Title Co.	183	33,416
James River Group Holdings Ltd.	5,512	207,968
Kinsale Capital Group, Inc.	3,223	521,159
Maiden Holdings, Ltd.*	10,666	33,705
MBIA, Inc.* (a)	7,025	90,271
MetroMile, Inc.*	5,670	20,128
National Western Life Group, Inc. "A"	401	84,447
NI Holdings, Inc.*	1,077	18,912
Palomar Holdings, Inc.*	3,680	297,454
ProAssurance Corp.	8,202	195,044
RLI Corp. (a)	6,025	604,127
Safety Insurance Group, Inc.	2,166	171,655
Selective Insurance Group, Inc.	8,884	671,009
Selectquote, Inc.*	20,063	259,415
SiriusPoint Ltd.*	13,573	125,686
State Auto Financial Corp.	2,693	137,208
Stewart Information Services Corp.	4,006	253,420
Tiptree, Inc.	3,292	32,986
Trean Insurance Group, Inc.*	2,703	27,976

Trupanion, Inc.*	5,723	444,505
United Fire Group, Inc.	3,279	75,745
United Insurance Holdings Corp.	3,590	13,032
Universal Insurance Holdings, Inc.	4,357	56,815
		8,194,765
Mortgage Real Estate Investment Trusts (REITs) 1.2%
AFC Gamma, Inc.	1,108	23,911
Angel Oak Mortgage, Inc.	1,143	19,351
Apollo Commercial Real Estate Finance, Inc.	21,022	311,756
Arbor Realty Trust, Inc.	20,630	382,274
Ares Commercial Real Estate Corp.	6,435	97,040
ARMOUR Residential REIT, Inc. (a)	12,096	130,395
Blackstone Mortgage Trust, Inc. "A"	22,346	677,531
BrightSpire Capital, Inc. (a)	12,535	117,704
Broadmark Realty Capital, Inc.	19,670	193,946
Capstead Mortgage Corp. (a)	14,921	99,821
Chimera Investment Corp. (a)	35,364	525,155
Dynex Capital, Inc.	5,038	87,057
Ellington Financial, Inc.	6,967	127,426
Granite Point Mortgage Trust, Inc.	8,072	106,308
Great Ajax Corp.	3,079	41,536
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	11,433	611,437
Invesco Mortgage Capital, Inc. (a)	45,183	142,326
KKR Real Estate Finance Trust, Inc. (a)	4,955	104,550
Ladder Capital Corp.	16,976	187,585
MFA Financial, Inc. (a)	66,331	303,133
New York Mortgage Trust, Inc.	56,583	241,044
Orchid Island Capital, Inc. (a)	18,080	88,411
PennyMac Mortgage Investment Trust	14,692	289,285
Ready Capital Corp.	8,670	125,108
Redwood Trust, Inc.	17,128	220,780
TPG RE Finance Trust, Inc.	8,881	109,947
Two Harbors Investment Corp. (a)	46,883	297,238
		5,662,055
Thrifts & Mortgage Finance 1.6%
Axos Financial, Inc.*	8,504	438,296
Blue Foundry Bancorp.*	4,078	56,236
Bridgewater Bancshares, Inc.*	3,349	58,641
Capitol Federal Financial, Inc.	19,433	223,285
Columbia Financial, Inc.*	5,774	106,819
Essent Group Ltd.	16,567	729,114
Federal Agricultural Mortgage Corp. "C"	1,360	147,587
Finance of America Companies, Inc. "A"*	5,059	25,042
Flagstar Bancorp., Inc.	7,850	398,623
FS Bancorp, Inc.	1,014	35,094
Hingham Institution For Savings	217	73,064
Home Bancorp., Inc.	1,080	41,774
Home Point Capital, Inc.	1,180	4,862
HomeStreet, Inc.	3,121	128,429
Kearny Financial Corp.	11,127	138,309
Luther Burbank Corp.	2,316	31,058
Merchants Bancorp.	1,465	57,824
Meridian Bancorp., Inc.	6,886	142,953
Meta Financial Group, Inc.	4,696	246,446
Mr Cooper Group, Inc.* (a)	10,649	438,419
NMI Holdings, Inc. "A"*	12,789	289,159
Northfield Bancorp., Inc.	6,945	119,176
Northwest Bancshares, Inc.	18,303	243,064

Ocwen Financial Corp.*	1,261	35,472
PCSB Financial Corp.	2,106	38,835
PennyMac Financial Services, Inc.	4,949	302,532
Pioneer Bancorp., Inc.*	1,979	25,015
Premier Financial Corp.	5,607	178,527
Provident Bancorp, Inc.	2,529	40,515
Provident Financial Services, Inc.	11,342	266,197
Radian Group, Inc.	28,056	637,432
Southern Missouri Bancorp., Inc.	1,107	49,693
TrustCo Bank Corp. NY	2,725	87,118
Velocity Financial, Inc.*	1,318	17,345
Walker & Dunlop, Inc.	4,405	499,967
Washington Federal, Inc.	10,224	350,785
Waterstone Financial, Inc.	3,353	68,703
WSFS Financial Corp.	7,032	360,812
		7,132,222
Health Care 19.5%
Biotechnology 9.4%
4D Molecular Therapeutics, Inc.* (a)	3,107	83,796
89bio, Inc.*	1,368	26,799
ACADIA Pharmaceuticals, Inc.*	17,807	295,774
Acumen Pharmaceuticals, Inc.*	1,346	20,002
Adagio Therapeutics, Inc.* (a)	3,164	133,647
Adicet Bio, Inc.*	3,171	24,861
Aduro Biotech Holding Europe BV *	2,328	0
Adverum Biotechnologies, Inc.* (a)	14,257	30,938
Aeglea BioTherapeutics, Inc.*	5,803	46,134
Aerovate Therapeutics, Inc.* (a)	1,460	30,631
Affimed NV*	18,122	111,994
Agenus, Inc.* (a)	30,267	158,902
Agios Pharmaceuticals, Inc.* (a)	8,819	406,997
Akebia Therapeutics, Inc.*	25,679	73,956
Akero Therapeutics, Inc.* (a)	3,939	88,037
Akouos, Inc.* (a)	3,481	40,414
Albireo Pharma, Inc.*	2,658	82,930
Aldeyra Therapeutics, Inc.* (a)	7,426	65,200
Alector, Inc.* (a)	8,845	201,843
Aligos Therapeutics, Inc.*	3,087	47,879
Alkermes PLC* (a)	23,976	739,420
Allakos, Inc.* (a)	5,239	554,653
Allogene Therapeutics, Inc.* (a)	10,158	261,061
Allovir, Inc.* (a)	4,336	108,660
Alpine Immune Sciences, Inc.*	1,727	18,427
Altimmune, Inc.* (a)	6,189	69,998
ALX Oncology Holdings, Inc.*	2,652	195,877
Amicus Therapeutics, Inc.*	39,332	375,621
AnaptysBio, Inc.*	2,936	79,624
Anavex Life Sciences Corp.* (a)	9,526	170,992
Anika Therapeutics, Inc.* (a)	2,197	93,504
Annexon, Inc.* (a)	4,786	89,067
Apellis Pharmaceuticals, Inc.* (a)	9,705	319,877
Applied Molecular Transport, Inc.* (a)	3,792	98,099
Applied Therapeutics, Inc.*	2,831	46,995
AquaBounty Technologies, Inc.*	8,030	32,682
Arbutus Biopharma Corp.*	11,933	51,193
Arcturus Therapeutics Holdings, Inc.* (a)	3,239	154,759
Arcus Biosciences, Inc.* (a)	6,759	235,686

Arcutis Biotherapeutics, Inc.* (a)	4,241	101,317
Ardelyx, Inc.*	12,958	17,105
Arena Pharmaceuticals, Inc.* (a)	9,119	543,036
Arrowhead Pharmaceuticals, Inc.*	15,199	948,874
Atara Biotherapeutics, Inc.*	12,301	220,188
Athenex, Inc.*	13,245	39,867
Athersys, Inc.* (a)	33,481	44,530
Atossa Therapeutics, Inc.* (a)	17,955	58,533
Atreca, Inc. "A"* (a)	3,654	22,764
Avid Bioservices, Inc.* (a)	9,264	199,824
Avidity Biosciences, Inc.* (a)	5,592	137,731
Avita Medical, Inc.* (a)	3,660	64,855
Avrobio, Inc.*	5,779	32,247
Beam Therapeutics, Inc.*	7,473	650,226
Beyondspring, Inc.* (a)	3,302	52,040
BioAtla, Inc.* (a)	2,438	71,775
BioCryst Pharmaceuticals, Inc.*	26,611	382,400
Biohaven Pharmaceutical Holding Co., Ltd.*	8,356	1,160,732
Biomea Fusion, Inc.* (a)	1,320	15,800
Bioxcel Therapeutics, Inc.* (a)	2,532	76,846
Black Diamond Therapeutics, Inc.*	3,653	30,904
Bluebird Bio, Inc.*	10,373	198,228
Blueprint Medicines Corp.* (a)	8,778	902,466
Bolt Biotherapeutics, Inc.* (a)	3,361	42,517
Bridgebio Pharma, Inc.* (a)	16,115	755,310
Brooklyn ImmunoTherapeutics, Inc.*	4,354	40,492
C4 Therapeutics, Inc.* (a)	5,770	257,804
Cardiff Oncology, Inc.*	5,505	36,663
CareDx, Inc.*	7,559	479,014
Caribou Biosciences, Inc.* (a)	2,837	67,719
Catalyst Pharmaceuticals, Inc.*	15,196	80,539
Celcuity, Inc.*	1,379	24,822
Celldex Therapeutics, Inc.*	6,885	371,721
CEL-SCI Corp* (a)	5,598	61,522
Century Therapeutics, Inc.* (a)	1,725	43,401
Cerevel Therapeutics Holdings, Inc.* (a)	6,004	177,118
ChemoCentryx, Inc.*	8,026	137,245
Chimerix, Inc.*	11,169	69,136
Chinook Therapeutics, Inc.*	4,816	61,452
Clene Inc.* (a)	3,513	23,994
Clovis Oncology, Inc.* (a)	16,566	73,884
Codiak Biosciences, Inc.*	2,408	39,323
Cogent Biosciences, Inc.*	5,680	47,769
Coherus Biosciences, Inc.* (a)	9,434	151,604
Cortexyme, Inc.* (a)	2,979	273,055
Crinetics Pharmaceuticals, Inc.*	5,591	117,691
Cue Biopharma, Inc.*	4,881	71,116
Cullinan Oncology, Inc* (a)	3,842	86,714
Curis, Inc.* (a)	13,236	103,638
Cytokinetics, Inc.* (a)	11,921	426,057
CytomX Therapeutics, Inc.*	10,055	51,180
Day One Biopharmaceuticals, Inc.* (a)	1,606	38,110
Deciphera Pharmaceuticals, Inc.* (a)	5,918	201,094
Denali Therapeutics, Inc.*	13,595	685,868
DermTech, Inc.* (a)	3,638	116,816
Design Therapeutics, Inc.*	2,065	30,335
Dicerna Pharmaceuticals, Inc.* (a)	10,527	212,224
Dynavax Technologies Corp.* (a)	16,115	309,569

Dyne Therapeutics, Inc.* (a)	4,605	74,785
Eagle Pharmaceuticals, Inc.*	1,677	93,543
Editas Medicine, Inc.* (a)	10,252	421,152
Eiger BioPharmaceuticals, Inc.*	5,072	33,881
Eliem Therapeutics, Inc.*	1,019	18,322
Emergent BioSolutions, Inc.*	7,333	367,163
Enanta Pharmaceuticals, Inc.* (a)	2,860	162,477
Epizyme, Inc.* (a)	13,419	68,705
Erasca, Inc.* (a)	3,048	64,679
Evelo Biosciences, Inc.* (a)	4,653	32,757
Fate Therapeutics, Inc.*	12,162	720,842
FibroGen, Inc.*	13,123	134,117
Finch Therapeutics Group, Inc.* (a)	1,151	14,963
Flexion Therapeutics, Inc.*	7,097	43,292
Foghorn Therapeutics, Inc.*	2,986	41,595
Forma Therapeutics Holdings, Inc.*	5,013	116,251
Forte Biosciences, Inc.* (a)	1,729	5,118
Fortress Biotech, Inc.*	10,826	34,860
Frequency Therapeutics, Inc.* (a)	5,090	35,935
G1 Therapeutics, Inc.* (a)	6,012	80,681
Gemini Therapeutics, Inc.*	3,333	13,465
Generation Bio Co.* (a)	6,531	163,732
Geron Corp.* (a)	46,692	63,968
Global Blood Therapeutics, Inc.*	8,853	225,574
Gossamer Bio, Inc.*	9,395	118,095
Graphite Bio, Inc.*	2,369	38,828
Greenwich Lifesciences, Inc.*	614	23,989
Gritstone bio, Inc.* (a)	6,179	66,733
GT Biopharma, Inc.*	2,456	16,553
Halozyme Therapeutics, Inc.* (a)	21,123	859,284
Harpoon Therapeutics, Inc.*	2,916	23,036
Heron Therapeutics, Inc.* (a)	13,963	149,264
Homology Medicines, Inc.*	6,738	53,028
Hookipa Pharma, Inc.*	3,395	19,997
Humanigen, Inc.* (a)	6,874	40,763
iBio, Inc.* (a)	34,708	36,790
Icosavax, Inc.* (a)	1,981	58,618
Ideaya Biosciences, Inc.*	5,065	129,107
IGM Biosciences, Inc.* (a)	1,223	80,424
Imago Biosciences, Inc.*	1,424	28,523
Immuneering Corp. "A"*	1,194	31,701
Immunic, Inc.*	2,355	20,842
ImmunityBio, Inc.* (a)	10,244	99,777
ImmunoGen, Inc.* (a)	29,251	165,853
Immunovant, Inc.*	6,133	53,296
Impel Neuropharma, Inc.* (a)	723	8,806
Infinity Pharmaceuticals, Inc.* (a)	13,364	45,705
Inhibrx, Inc.* (a)	4,285	142,733
Inovio Pharmaceuticals, Inc.* (a)	30,839	220,807
Inozyme Pharma, Inc.*	1,975	22,890
Insmed, Inc.*	17,177	473,055
Instil Bio, Inc.* (a)	2,660	47,547
Intellia Therapeutics, Inc.* (a)	10,335	1,386,440
Intercept Pharmaceuticals, Inc.* (a)	4,176	62,014
Invitae Corp.* (a)	30,040	854,037
Ironwood Pharmaceuticals, Inc.*	21,550	281,443
iTeos Therapeutics, Inc.*	2,990	80,730
IVERIC bio, Inc.*	15,730	255,455

Janux Therapeutics, Inc.* (a)	1,948	42,135
Jounce Therapeutics, Inc.*	5,032	37,388
Kadmon Holdings, Inc.*	25,912	225,694
KalVista Pharmaceuticals, Inc.*	3,116	54,374
Karuna Therapeutics, Inc.*	3,319	406,013
Karyopharm Therapeutics, Inc.* (a)	11,474	66,779
Keros Therapeutics, Inc.* (a)	2,392	94,628
Kezar Life Sciences, Inc.*	4,843	41,844
Kiniksa Pharmaceuticals Ltd. "A"*	4,174	47,542
Kinnate Biopharma, Inc.* (a)	3,767	86,716
Kodiak Sciences, Inc.* (a)	5,017	481,532
Kronos Bio, Inc.* (a)	5,952	124,754
Krystal Biotech, Inc.* (a)	2,747	143,421
Kura Oncology, Inc.*	9,577	179,377
Kymera Therapeutics, Inc.* (a)	5,145	302,217
Lexicon Pharmaceuticals, Inc.*	10,380	49,928
Ligand Pharmaceuticals, Inc.* (a)	2,259	314,724
Lineage Cell Therapeutics, Inc.* (a)	18,562	46,776
Lyell Immunopharma, Inc.* (a)	3,440	50,912
MacroGenics, Inc.*	8,975	187,936
Madrigal Pharmaceuticals, Inc.* (a)	1,738	138,675
Magenta Therapeutics, Inc.*	4,575	33,306
MannKind Corp.* (a)	36,811	160,128
MaxCyte, Inc.*	2,196	26,813
MEI Pharma, Inc.* (a)	15,242	42,068
MeiraGTx Holdings PLC*	4,590	60,496
Mersana Therapeutics, Inc.*	10,564	99,619
MiMedx Group, Inc.*	17,052	103,335
Mirum Pharmaceuticals, Inc.*	287	5,717
Molecular Templates, Inc.*	5,730	38,448
Monte Rosa Therapeutics, Inc.*	1,696	37,787
Morphic Holding, Inc.*	3,098	175,471
Mustang Bio, Inc.*	11,045	29,711
Myriad Genetics, Inc.*	11,771	380,086
Neoleukin Therapeutics, Inc.*	5,089	36,793
NexImmune, Inc.*	2,574	38,970
Nkarta, Inc.*	2,156	59,958
Nurix Therapeutics, Inc.* (a)	4,806	143,988
Nuvalent, Inc. "A"* (a)	1,585	35,742
Ocugen, Inc.* (a)	28,302	203,208
Olema Pharmaceuticals, Inc.* (a)	3,732	102,854
Omega Therapeutics, Inc.*	1,055	19,887
Oncocyte Corp.*	10,247	36,479
Oncorus, Inc.*	3,123	29,169
Oncternal Therapeutics, Inc.*	6,739	28,102
OPKO Health, Inc.* (a)	60,356	220,299
Organogenesis Holdings, Inc.* (a)	5,846	83,247
ORIC Pharmaceuticals, Inc.* (a)	4,704	98,361
Outlook Therapeutics, Inc.* (a)	13,336	28,939
Oyster Point Pharma, Inc.*	1,696	20,098
Passage Bio, Inc.*	5,678	56,553
PMV Pharmaceuticals, Inc.* (a)	4,022	119,856
Portage Biotech, Inc.*	548	11,135
Poseida Therapeutics, Inc.*	4,323	31,515
Praxis Precision Medicines, Inc.* (a)	4,805	88,844
Precigen, Inc.* (a)	14,534	72,525
Precision BioSciences, Inc.*	7,154	82,557
Prelude Therapeutics, Inc.* (a)	1,618	50,562

Prometheus Biosciences, Inc.*	1,734	41,113
Protagonist Therapeutics, Inc.*	6,778	120,106
Prothena Corp. PLC*	5,236	372,960
PTC Therapeutics, Inc.* (a)	10,325	384,193
Puma Biotechnology, Inc.*	4,810	33,718
Radius Health, Inc.*	7,334	91,015
Rallybio Corp.*	955	16,789
RAPT Therapeutics, Inc.*	3,292	102,217
Recursion Pharmaceuticals, Inc. "A"* (a)	4,187	96,343
REGENXBIO, Inc.* (a)	5,901	247,370
Relay Therapeutics, Inc.* (a)	8,988	283,392
Reneo Pharmaceuticals, Inc.*	1,096	8,165
Replimune Group, Inc.*	4,426	131,187
REVOLUTION Medicines, Inc.* (a)	8,861	243,766
Rhythm Pharmaceuticals, Inc.*	6,753	88,194
Rigel Pharmaceuticals, Inc.* (a)	25,327	91,937
Rocket Pharmaceuticals, Inc.* (a)	6,212	185,677
Rubius Therapeutics, Inc.* (a)	6,913	123,604
Sana Biotechnology, Inc.* (a)	12,941	291,431
Sangamo Therapeutics, Inc.*	17,626	158,810
Scholar Rock Holding Corp.* (a)	4,110	135,712
Selecta Biosciences, Inc.* (a)	13,726	57,100
Sensei Biotherapeutics, Inc.* (a)	3,114	32,759
Sera Prognostics, Inc. "A"*	516	5,733
Seres Therapeutics, Inc.*	10,676	74,305
Sesen Bio, Inc.* (a)	26,218	20,796
Shattuck Labs, Inc.* (a)	4,078	83,110
Sigilon Therapeutics, Inc.*	2,035	11,498
Silverback Therapeutics, Inc.* (a)	3,308	33,014
Solid Biosciences, Inc.*	9,102	21,754
Sorrento Therapeutics, Inc.* (a)	41,874	319,499
Spectrum Pharmaceuticals, Inc.* (a)	24,947	54,384
Spero Therapeutics, Inc.* (a)	3,443	63,386
SpringWorks Therapeutics, Inc.*	4,355	276,281
Spruce Biosciences, Inc.*	1,143	6,869
SQZ Biotechnologies Co.* (a)	3,478	50,153
Stoke Therapeutics, Inc.*	2,923	74,361
Summit Therapeutics, Inc.*	3,405	17,059
Surface Oncology, Inc.*	5,050	38,228
Sutro Biopharma, Inc.*	6,637	125,373
Syndax Pharmaceuticals, Inc.* (a)	6,894	131,744
Syros Pharmaceuticals, Inc.*	8,330	37,235
Talaris Therapeutics, Inc.*	1,360	18,442
Taysha Gene Therapies, Inc.* (a)	3,409	63,476
TCR2 Therapeutics, Inc.*	4,733	40,278
Tenaya Therapeutics, Inc.*	2,043	42,188
TG Therapeutics, Inc.* (a)	19,111	636,014
Tonix Pharmaceuticals Holding Corp.* (a)	50,002	30,056
Travere Therapeutics, Inc.*	8,863	214,928
Trevena, Inc.*	25,031	30,788
Trillium Therapeutics, Inc.*	15,004	263,470
Turning Point Therapeutics, Inc.*	6,883	457,238
Twist Bioscience Corp.* (a)	7,073	756,599
UroGen Pharma Ltd.* (a)	3,025	50,880
Vanda Pharmaceuticals, Inc.*	8,210	140,719
Vaxart, Inc.* (a)	18,328	145,708
Vaxcyte, Inc.* (a)	6,100	154,757
VBI Vaccines, Inc.* (a)	28,377	88,252

Vera Therapeutics, Inc.*	1,023	17,749
Veracyte, Inc.*	10,108	469,517
Verastem, Inc.*	27,171	83,687
Vericel Corp.* (a)	6,950	339,160
Verve Therapeutics, Inc.* (a)	2,355	110,685
Viking Therapeutics, Inc.* (a)	10,059	63,171
Vincerx Pharma, Inc.*	2,070	33,472
Vir Biotechnology, Inc.*	9,016	392,376
Viracta Therapeutics, Inc.*	5,563	44,615
VistaGen Therapeutics, Inc.* (a)	29,306	80,298
Vor BioPharma, Inc.*	2,768	43,402
Werewolf Therapeutics, Inc.*	1,146	19,665
XBiotech, Inc.	2,119	27,441
Xencor, Inc.*	8,560	279,570
XOMA Corp.*	1,030	25,493
Y-mAbs Therapeutics, Inc.* (a)	5,362	153,031
Zentalis Pharmaceuticals, Inc.* (a)	5,381	358,590
ZIOPHARM Oncology, Inc.* (a)	30,832	56,114
		42,963,913
Health Care Equipment & Supplies 3.5%
Accelerate Diagnostics, Inc.*	5,301	30,905
Accuray, Inc.*	14,218	56,161
Acutus Medical, Inc.*	2,691	23,788
Alphatec Holdings, Inc.*	10,554	128,653
AngioDynamics, Inc.* (a)	5,473	141,970
Apyx Medical Corp.*	4,365	60,455
Asensus Surgical, Inc.* (a)	35,936	66,482
Aspira Women's Health, Inc.* (a)	11,120	36,140
AtriCure, Inc.*	6,709	466,611
Atrion Corp.	210	146,475
Avanos Medical, Inc.* (a)	7,346	229,195
Axogen, Inc.* (a)	5,986	94,579
Axonics, Inc.* (a)	6,855	446,192
BioLife Solutions, Inc.*	3,746	158,531
Bioventus, Inc. "A"*	2,649	37,510
Butterfly Network, Inc.* (a)	27,341	285,440
Cardiovascular Systems, Inc.* (a)	5,821	191,103
Cerus Corp.*	24,922	151,775
ClearPoint Neuro, Inc.* (a)	2,881	51,138
CONMED Corp. (a)	4,349	568,980
CryoLife, Inc.*	5,766	128,524
CryoPort, Inc.*	6,084	404,647
Cutera, Inc.*	2,722	126,845
CVRx, Inc.*	1,270	21,006
CytoSorbents Corp.* (a)	6,431	52,220
DarioHealth Corp.*	2,068	28,228
Eargo, Inc.*	2,962	19,934
Glaukos Corp.*	6,724	323,895
Haemonetics Corp.*	7,570	534,366
Heska Corp.*	1,470	380,054
Inari Medical, Inc.*	5,091	412,880
Inogen, Inc.* (a)	2,986	128,667
Integer Holdings Corp.* (a)	4,916	439,195
Intersect ENT, Inc.*	4,952	134,694
Invacare Corp.*	5,137	24,452
iRadimed Corp.*	1,016	34,127
iRhythm Technologies, Inc.*	4,477	262,173
Lantheus Holdings, Inc.*	10,285	264,119

LeMaitre Vascular, Inc.	2,789	148,068
LivaNova PLC*	8,014	634,629
Meridian Bioscience, Inc.* (a)	6,361	122,386
Merit Medical Systems, Inc.*	7,708	553,434
Mesa Laboratories, Inc. (a)	743	224,654
Misonix, Inc.*	1,979	50,069
Natus Medical, Inc.* (a)	5,043	126,478
Neogen Corp.*	16,145	701,177
Neuronetics, Inc.* (a)	3,831	25,131
NeuroPace, Inc.*	1,062	16,833
Nevro Corp.* (a)	5,190	604,012
NuVasive, Inc.* (a)	7,742	463,359
OraSure Technologies, Inc.* (a)	10,660	120,565
Ortho Clinical Diagnostics Holdings PLC*	16,570	306,214
Orthofix Medical, Inc.*	2,733	104,182
OrthoPediatrics Corp.* (a)	2,118	138,750
Outset Medical, Inc.* (a)	6,850	338,664
PAVmed, Inc.* (a)	10,684	91,241
Pulmonx Corp.*	3,897	140,214
Pulse Biosciences, Inc.* (a)	2,153	46,505
Quotient Ltd.*	12,092	28,295
Retractable Technologies, Inc.* (a)	2,526	27,862
RxSight, Inc.*	1,538	19,487
SeaSpine Holdings Corp.*	4,869	76,589
Senseonics Holdings, Inc.* (a)	63,776	216,201
Shockwave Medical, Inc.*	5,063	1,042,371
SI-BONE, Inc.*	4,922	105,429
Sientra, Inc.*	8,318	47,662
Sight Sciences, Inc.*	1,580	35,866
Silk Road Medical, Inc.* (a)	5,064	278,672
Soliton, Inc.*	1,565	31,863
STAAR Surgical Co.*	7,131	916,547
Stereotaxis, Inc.*	7,906	42,534
Surmodics, Inc.*	2,093	116,371
Tactile Systems Technology, Inc.* (a)	2,930	130,239
Talis Biomedical Corp.*	2,153	13,456
TransMedics Group, Inc.*	4,014	132,823
Treace Medical Concepts, Inc.*	1,678	45,138
Utah Medical Products, Inc.	480	44,563
Vapotherm, Inc.*	3,510	78,168
Varex Imaging Corp.*	5,699	160,712
ViewRay, Inc.*	21,404	154,323
Zynex, Inc.*	3,097	35,275
		15,829,120
Health Care Providers & Services 2.9%
1Life Healthcare, Inc.*	17,456	353,484
Accolade, Inc.*	7,511	316,739
AdaptHealth Corp.*	10,733	249,972
Addus HomeCare Corp.*	2,280	181,830
Agiliti, Inc.*	3,464	65,955
Alignment Healthcare, Inc.* (a)	4,072	65,071
AMN Healthcare Services, Inc.*	7,072	811,512
Apollo Medical Holdings, Inc.*	5,659	515,252
Apria, Inc.*	2,241	83,253
Aveanna Healthcare Holdings, Inc.*	5,986	48,008
Biodesix, Inc.*	1,882	15,470
Brookdale Senior Living, Inc.* (a)	28,385	178,825
Castle Biosciences, Inc.*	3,180	211,470

Community Health Systems, Inc.*	18,598	217,597
CorVel Corp.* (a)	1,320	245,810
Covetrus, Inc.*	15,349	278,431
Cross Country Healthcare, Inc.*	5,349	113,613
Exagen, Inc.*	1,684	22,902
Fulgent Genetics, Inc.* (a)	3,114	280,104
Hanger, Inc.*	5,604	123,064
HealthEquity, Inc.* (a)	12,242	792,792
InfuSystems Holdings, Inc.*	2,777	36,184
Innovage Holding Corp.*	2,834	18,733
LHC Group, Inc.*	4,578	718,334
LifeStance Health Group, Inc.* (a)	6,906	100,137
Magellan Health, Inc.*	3,538	334,518
MEDNAX, Inc.*	11,364	323,078
ModivCare, Inc.* (a)	1,857	337,268
National HealthCare Corp. (a)	1,872	131,003
National Research Corp. (a)	2,056	86,702
Ontrack, Inc.*	1,246	12,510
Option Care Health, Inc.*	22,450	544,637
Owens & Minor, Inc. (a)	10,877	340,341
Patterson Companies, Inc. (a)	12,849	387,269
PetIQ, Inc.*	4,056	101,278
Privia Health Group, Inc.* (a)	3,027	71,316
Progyny, Inc.* (a)	9,470	530,320
R1 RCM, Inc.*	17,784	391,426
RadNet, Inc.* (a)	6,929	203,089
Select Medical Holdings Corp.	16,561	599,011
Sharps Compliance Corp.*	2,351	19,443
SOC Telemed, Inc.*	8,632	19,508
Surgery Partners, Inc.* (a)	4,738	200,607
Tenet Healthcare Corp.* (a)	15,941	1,059,120
The Ensign Group, Inc. (a)	7,870	589,384
The Joint Corp.*	2,095	205,352
The Pennant Group, Inc.* (a)	3,857	108,343
Tivity Health, Inc.* (a)	6,608	152,380
Triple-S Management Corp. "B"*	3,406	120,470
U.S. Physical Therapy, Inc.	1,953	216,002
Viemed Healthcare, Inc.*	5,371	29,809
		13,158,726
Health Care Technology 1.2%
Allscripts Healthcare Solutions, Inc.* (a)	18,459	246,797
American Well Corp. "A"* (a)	27,367	249,313
Castlight Health, Inc. "B"*	18,342	28,797
Computer Programs & Systems, Inc. (a)	2,115	74,998
Convey Holding Parent, Inc.*	2,195	18,438
Evolent Health, Inc. "A"* (a)	11,581	359,011
Forian, Inc.*	2,788	28,772
Health Catalyst, Inc.* (a)	7,480	374,075
HealthStream, Inc.*	3,730	106,603
Icad, Inc.*	3,128	33,626
Inovalon Holdings, Inc. "A"* (a)	11,355	457,493
Inspire Medical Systems, Inc.*	4,036	939,904
Multiplan Corp.* (a)	33,990	191,364
NantHealth, Inc.*	5,014	8,073
NextGen Healthcare, Inc.* (a)	8,351	117,749
Omnicell, Inc.* (a)	6,463	959,303
OptimizeRx Corp.*	2,554	218,495
Phreesia, Inc.*	7,328	452,138

Schrodinger, Inc.* (a)	6,793	371,441
Simulations Plus, Inc. (a)	2,381	94,049
Tabula Rasa HealthCare, Inc.* (a)	3,409	89,350
Vocera Communications, Inc.* (a)	5,174	236,762
		5,656,551
Life Sciences Tools & Services 0.9%
Absci Corp.*	1,959	22,783
Akoya Biosciences, Inc.*	1,161	16,207
Alpha Teknova, Inc.*	1,002	24,940
Berkeley Lights, Inc.* (a)	7,366	144,079
Bionano Genomics, Inc.* (a)	41,970	230,835
ChromaDex Corp.* (a)	7,696	48,254
Codex DNA, Inc.* (a)	1,043	11,609
Codexis, Inc.* (a)	8,947	208,107
Cytek Biosciences, Inc.* (a)	2,392	51,213
Fluidigm Corp.*	11,244	74,098
Harvard Bioscience, Inc.*	6,434	44,909
Inotiv, Inc.* (a)	1,985	58,041
Medpace Holdings, Inc.*	4,345	822,422
NanoString Technologies, Inc.*	6,779	325,460
NeoGenomics, Inc.*	17,007	820,418
Pacific Biosciences of California, Inc.*	29,149	744,757
Personalis, Inc.*	5,460	105,050
Quanterix Corp.*	4,601	229,084
Rapid Micro Biosystems, Inc. "A"*	1,116	20,612
Seer, Inc.* (a)	6,224	214,915
Singular Genomics Systems Inc.*	1,677	18,766
		4,236,559
Pharmaceuticals 1.6%
9 Meters Biopharma, Inc.*	32,519	42,275
Aclaris Therapeutics, Inc.* (a)	7,772	139,896
Aerie Pharmaceuticals, Inc.*	6,490	73,986
Amneal Pharmaceuticals, Inc.*	15,449	82,498
Amphastar Pharmaceuticals, Inc.*	5,776	109,802
Ampio Pharmaceuticals, Inc.* (a)	28,996	48,133
Angion Biomedica Corp.*	3,126	30,541
ANI Pharmaceuticals, Inc.*	1,463	48,016
Antares Pharma, Inc.*	25,905	94,294
Arvinas, Inc.*	6,545	537,868
Atea Pharmaceuticals, Inc.*	9,649	338,294
Athira Pharma, Inc.* (a)	4,925	46,197
Avalo Therapeutics, Inc.*	8,757	19,090
Axsome Therapeutics, Inc.* (a)	4,264	140,541
BioDelivery Sciences International, Inc.*	13,810	49,854
Cara Therapeutics, Inc.*	6,518	100,703
Cassava Sciences, Inc.* (a)	5,711	354,539
Citius Pharmaceuticals, Inc.* (a)	17,411	35,344
Collegium Pharmaceutical, Inc.*	5,452	107,622
Corcept Therapeutics, Inc.* (a)	14,428	283,943
CorMedix, Inc.*	6,430	29,900
Cymabay Therapeutics, Inc.*	10,657	38,898
Cyteir Therapeutics, Inc.* (a)	1,192	20,920
Durect Corp.*	36,276	46,433
Edgewise Therapeutics, Inc.* (a)	1,885	31,291
Endo International PLC*	34,251	110,973
Esperion Therapeutics, Inc.* (a)	4,147	49,971
Evolus, Inc.*	4,943	37,666
EyePoint Pharmaceuticals, Inc.*	3,227	33,625

Fulcrum Therapeutics, Inc.* (a)	3,956	111,599
Harmony Biosciences Holdings, Inc.* (a)	3,434	131,625
Ikena Oncology, Inc.*	1,363	17,201
Innoviva, Inc.*	6,290	105,106
Intra-Cellular Therapies, Inc.*	10,568	393,975
Kala Pharmaceuticals, Inc.* (a)	7,896	20,688
Kaleido Biosciences, Inc.*	2,389	13,044
KemPharm, Inc.*	4,383	40,893
Landos Biopharma, Inc.*	617	9,008
Marinus Pharmaceuticals, Inc.* (a)	5,675	64,582
Mind Medicine MindMed, Inc.* (a)	51,517	120,035
NGM Biopharmaceuticals, Inc.*	4,818	101,274
Nuvation Bio, Inc.* (a)	9,909	98,495
Ocular Therapeutix, Inc.* (a)	11,617	116,170
Omeros Corp.* (a)	8,907	122,828
Oramed Pharmaceuticals, Inc.* (a)	4,497	98,844
Pacira BioSciences, Inc.*	6,493	363,608
Paratek Pharmaceuticals, Inc.*	6,988	33,962
Phathom Pharmaceuticals, Inc.* (a)	3,105	99,671
Phibro Animal Health Corp. "A"	3,142	67,679
Pliant Therapeutics, Inc.* (a)	3,531	59,603
Prestige Consumer Healthcare, Inc.* (a)	7,436	417,234
Provention Bio, Inc.* (a)	8,664	55,450
Rain Therapeutics, Inc.*	1,128	16,875
Reata Pharmaceuticals, Inc. "A"* (a)	4,111	413,608
Relmada Therapeutics, Inc.*	2,318	60,755
Revance Therapeutics, Inc.*	10,399	289,716
Seelos Therapeutics, Inc.*	13,947	33,612
SIGA Technologies, Inc.*	8,001	59,127
Supernus Pharmaceuticals, Inc.* (a)	7,513	200,372
Tarsus Pharmaceuticals, Inc.*	1,379	29,717
Terns Pharmaceuticals, Inc.*	1,924	20,048
TherapeuticsMD, Inc.*	54,921	40,718
Theravance Biopharma, Inc.* (a)	8,740	64,676
Verrica Pharmaceuticals, Inc.*	2,141	26,763
WaVe Life Sciences Ltd.*	5,506	26,979
Zogenix, Inc.*	8,196	124,497
		7,153,150
Industrials 14.0%
Aerospace & Defense 0.6%
AAR Corp.*	5,141	166,723
Aerojet Rocketdyne Holdings, Inc. (a)	11,234	489,241
AeroVironment, Inc.*	3,360	290,035
AerSale Corp.*	1,422	24,174
Astronics Corp.*	3,430	48,226
Byrna Technologies, Inc.*	2,742	59,940
Ducommun, Inc.*	1,690	85,091
Kaman Corp.	4,241	151,276
Kratos Defense & Security Solutions, Inc.*	18,367	409,768
Maxar Technologies, Inc.	10,748	304,383
Moog, Inc. "A"	4,313	328,780
National Presto Industries, Inc. (a)	791	64,925
PAE, Inc.* (a)	10,705	64,016
Park Aerospace Corp.	2,688	36,772
Parsons Corp.*	4,038	136,323

Triumph Group, Inc.* (a)	9,470	176,426
Vectrus, Inc.*	1,813	91,158
		2,927,257
Air Freight & Logistics 0.3%
Air Transport Services Group, Inc.*	9,004	232,393
Atlas Air Worldwide Holdings, Inc.*	4,319	352,776
Echo Global Logistics, Inc.*	3,958	188,836
Forward Air Corp.	4,046	335,899
Hub Group, Inc. "A"*	4,972	341,825
Radiant Logistics, Inc.*	5,654	36,129
		1,487,858
Airlines 0.4%
Allegiant Travel Co.* (a)	2,320	453,514
Frontier Group Holdings, Inc.* (a)	5,328	84,129
Hawaiian Holdings, Inc.*	7,518	162,840
Mesa Air Group, Inc.*	5,331	40,835
SkyWest, Inc.*	7,459	368,027
Spirit Airlines, Inc.*	14,716	381,733
Sun Country Airlines Holdings, Inc.* (a)	2,643	88,646
		1,579,724
Building Products 1.0%
AAON, Inc.	6,294	411,250
American Woodmark Corp.*	2,473	161,660
Apogee Enterprises, Inc.	3,839	144,961
Caesarstone Ltd.	3,272	40,638
Cornerstone Building Brands, Inc.*	8,433	123,206
CSW Industrials, Inc.	2,238	285,793
Gibraltar Industries, Inc.*	4,904	341,563
Griffon Corp.	7,041	173,209
Insteel Industries, Inc.	2,877	109,470
JELD-WEN Holding, Inc.*	12,520	313,376
Masonite International Corp.*	3,591	381,113
PGT Innovations, Inc.* (a)	8,782	167,736
Quanex Building Products Corp. (a)	4,830	103,410
Resideo Technologies, Inc.*	21,679	537,422
Simpson Manufacturing Co., Inc.	6,506	695,947
UFP Industries, Inc.	9,067	616,375
View, Inc.* (a)	14,577	79,007
		4,686,136
Commercial Services & Supplies 1.7%
ABM Industries, Inc.	10,128	455,861
ACCO Brands Corp.	13,776	118,336
Brady Corp. "A"	7,064	358,145
BrightView Holdings, Inc.*	6,014	88,767
Casella Waste Systems, Inc. "A"*	7,425	563,854
CECO Environmental Corp.*	4,425	31,152
Cimpress PLC*	2,523	219,072
CompX International, Inc.	256	5,320
CoreCivic, Inc.*	18,400	163,760
Covanta Holding Corp.	17,965	361,456
Deluxe Corp.	6,281	225,425
Ennis, Inc. (a)	4,003	75,456
Harsco Corp.* (a)	11,645	197,383
Healthcare Services Group, Inc. (a)	11,244	280,987
Heritage-Crystal Clean, Inc.* (a)	2,264	65,611
Herman Miller, Inc.	11,151	419,947
HNI Corp.	6,473	237,689

Interface, Inc.	8,677	131,456
KAR Auction Services, Inc.* (a)	17,794	291,644
Kimball International, Inc. "B"	5,579	62,485
Matthews International Corp. "A"	4,690	162,696
Montrose Environmental Group, Inc.*	3,463	213,806
NL Industries, Inc.	1,487	8,565
Pitney Bowes, Inc.	26,549	191,418
RR Donnelley & Sons Co.*	10,908	56,067
SP Plus Corp.*	3,377	103,573
Steelcase, Inc. "A" (a)	13,110	166,235
Team, Inc.*	3,398	10,228
Tetra Tech, Inc. (a)	8,120	1,212,641
The Brink's Co.	7,301	462,153
U.S. Ecology, Inc.*	4,825	156,089
UniFirst Corp.	2,275	483,710
Viad Corp.*	3,035	137,819
VSE Corp.	1,559	75,097
		7,793,903
Construction & Engineering 1.3%
Ameresco, Inc. "A"*	4,640	271,115
API Group Corp. 144A*	29,732	605,046
Arcosa, Inc.	7,224	362,428
Argan, Inc.	2,205	96,292
Comfort Systems U.S.A., Inc.	5,339	380,778
Concrete Pumping Holdings, Inc.*	3,639	31,077
Construction Partners, Inc. "A"* (a)	4,412	147,228
Dycom Industries, Inc.* (a)	4,474	318,728
EMCOR Group, Inc.	8,040	927,655
Fluor Corp.*	21,248	339,331
Granite Construction, Inc. (a)	6,794	268,703
Great Lakes Dredge & Dock Corp.*	9,626	145,256
IES Holdings, Inc.*	1,268	57,935
Infrastructure and Energy Alternatives, Inc.*	4,068	46,497
INNOVATE Corp.*	6,830	28,003
Matrix Service Co.*	4,083	42,708
MYR Group, Inc.*	2,473	246,064
Northwest Pipe Co.*	1,413	33,488
NV5 Global, Inc.* (a)	1,968	193,986
Primoris Services Corp. (a)	7,960	194,940
Sterling Construction Co., Inc.*	4,316	97,844
Tutor Perini Corp.*	6,512	84,526
WillScot Mobile Mini Holdings Corp*	31,426	996,833
		5,916,461
Electrical Equipment 1.0%
Advent Technologies Holdings, Inc.* (a)	2,624	22,829
Allied Motion Technologies, Inc.	1,660	51,925
American Superconductor Corp.* (a)	4,125	60,143
Array Technologies, Inc.* (a)	19,146	354,584
Atkore, Inc.*	6,919	601,399
AZZ, Inc.	3,654	194,393
Babcock & Wilcox Enterprises, Inc.*	8,521	54,620
Beam Global* (a)	1,351	36,977
Blink Charging Co.* (a)	5,606	160,388
Bloom Energy Corp. "A"* (a)	20,862	390,537
Encore Wire Corp.	3,003	284,774
EnerSys	6,394	475,969
Eos Energy Enterprises, Inc.* (a)	6,349	89,076
FTC Solar, Inc.*	2,958	23,043

FuelCell Energy, Inc.* (a)	49,471	330,961
GrafTech International, Ltd.	30,542	315,193
Powell Industries, Inc.	1,308	32,138
Preformed Line Products Co.	404	26,276
Romeo Power, Inc.* (a)	18,632	92,228
Stem, Inc.* (a)	7,246	173,107
Thermon Group Holdings, Inc.* (a)	4,812	83,296
TPI Composites, Inc.*	5,491	185,321
Vicor Corp.*	3,168	425,019
		4,464,196
Industrial Conglomerates 0.1%
Raven Industries, Inc.*	5,343	307,810
Machinery 3.8%
AgEagle Aerial Systems, Inc.*	10,273	30,922
Alamo Group, Inc.	1,462	203,993
Albany International Corp. "A"	4,600	353,602
Altra Industrial Motion Corp.	9,706	537,227
Astec Industries, Inc.	3,457	186,021
Barnes Group, Inc.	7,009	292,486
Blue Bird Corp.*	2,368	49,397
Chart Industries, Inc.* (a)	5,485	1,048,238
CIRCOR International, Inc.* (a)	2,832	93,484
Columbus McKinnon Corp. (a)	4,274	206,648
Commercial Vehicle Group, Inc.*	4,934	46,676
Desktop Metal, Inc. "A"* (a)	22,524	161,497
Douglas Dynamics, Inc. (a)	3,379	122,658
Energy Recovery, Inc.*	6,511	123,904
Enerpac Tool Group Corp.	9,255	191,856
EnPro Industries, Inc. (a)	3,067	267,197
ESCO Technologies, Inc.	3,806	293,062
Evoqua Water Technologies Corp.*	17,374	652,567
Federal Signal Corp.	8,992	347,271
Franklin Electric Co., Inc.	7,015	560,148
Gorman-Rupp Co. (a)	3,343	119,713
Greenbrier Companies, Inc. (a)	4,760	204,632
Helios Technologies, Inc.	4,847	397,987
Hillenbrand, Inc.	10,921	465,781
Hydrofarm Holdings Group, Inc.*	5,832	220,741
Hyliion Holdings Corp.* (a)	18,034	151,486
Hyster-Yale Materials Handling, Inc. (a)	1,567	78,757
Ideanomics, Inc.* (a)	62,735	123,588
John Bean Technologies Corp.	4,684	658,336
Kadant, Inc. (a)	1,726	352,277
Kennametal, Inc. (a)	12,558	429,860
Lindsay Corp.	1,615	245,141
Luxfer Holdings PLC	3,981	78,147
Lydall, Inc.*	2,653	164,725
Mayville Engineering Co., Inc.*	1,165	21,902
Meritor, Inc.*	10,126	215,785
Miller Industries, Inc.	1,713	58,311
Mueller Industries, Inc.	8,396	345,076
Mueller Water Products, Inc. "A"	23,578	358,857
Nikola Corp.* (a)	33,729	359,888
NN, Inc.*	7,174	37,664
Omega Flex, Inc.	450	64,211
Park-Ohio Holdings Corp.	1,208	30,828
Proto Labs, Inc.*	4,160	277,056

RBC Bearings, Inc.*	4,197	890,603
REV Group, Inc. (a)	4,423	75,899
Rexnord Corp.	18,280	1,175,221
Shyft Group, Inc.	5,242	199,248
SPX Corp.*	6,545	349,830
SPX FLOW, Inc. (a)	6,213	454,170
Standex International Corp.	1,860	183,973
Tennant Co.	2,818	208,391
Terex Corp.	10,235	430,894
The ExOne Co.* (a)	2,517	58,848
The Manitowoc Co., Inc.*	5,321	113,976
Titan International, Inc.* (a)	7,771	55,640
TriMas Corp.*	6,626	214,417
Trinity Industries, Inc. (a)	11,795	320,470
Wabash National Corp.	7,648	115,714
Watts Water Technologies, Inc. "A"	4,115	691,690
Welbilt, Inc.*	19,606	455,643
		17,224,230
Marine 0.2%
Costamare, Inc.	7,787	120,621
Eagle Bulk Shipping, Inc.* (a)	1,283	64,689
Genco Shipping & Trading Ltd.	4,947	99,583
Matson, Inc.	6,467	521,952
Safe Bulkers, Inc.*	9,520	49,218
		856,063
Professional Services 1.6%
Acacia Research Corp.*	7,472	50,735
ASGN, Inc.* (a)	7,801	882,605
Atlas Technical Consultants, Inc.*	2,067	21,021
Barrett Business Services, Inc.	1,085	82,742
CBIZ, Inc.*	7,434	240,415
CRA International, Inc.	1,072	106,492
Exponent, Inc.	7,802	882,796
First Advantage Corp.*	4,398	83,782
Forrester Research, Inc.*	1,718	84,629
Franklin Covey Co.*	1,820	74,238
GP Strategies Corp.*	1,833	37,943
Heidrick & Struggles International, Inc.	2,866	127,910
HireQuest, Inc.	779	15,058
Huron Consulting Group, Inc.*	3,436	178,672
ICF International, Inc.	2,740	244,655
Insperity, Inc.	5,464	605,083
KBR, Inc. (a)	21,212	835,753
Kelly Services, Inc. "A" (a)	5,377	101,518
Kforce, Inc.	3,096	184,645
Korn Ferry	8,199	593,280
ManTech International Corp. "A" (a)	4,114	312,335
Mistras Group, Inc.*	2,950	29,972
Resources Connection, Inc.	4,683	73,898
TriNet Group, Inc.*	6,100	576,938
TrueBlue, Inc.*	5,326	144,228
Upwork, Inc.*	17,711	797,526
Willdan Group, Inc.* (a)	1,623	57,763
		7,426,632
Road & Rail 0.7%
ArcBest Corp.	3,797	310,481
Avis Budget Group, Inc.* (a)	7,311	851,805

Covenant Logistics Group, Inc.*	1,733	47,917
Daseke, Inc.*	5,765	53,096
Heartland Express, Inc.	7,189	115,168
HyreCar, Inc.*	2,692	22,882
Marten Transport Ltd.	8,921	139,970
P.A.M. Transportation Services, Inc.*	527	23,704
Saia, Inc.* (a)	3,989	949,502
U.S. Xpress Enterprises, Inc. "A"*	4,479	38,654
Universal Logistics Holdings, Inc.	1,353	27,168
Werner Enterprises, Inc.	9,476	419,502
Yellow Corp.*	7,738	43,720
		3,043,569
Trading Companies & Distributors 1.3%
Alta Equipment Group, Inc.*	2,939	40,352
Applied Industrial Technologies, Inc.	5,814	524,016
Beacon Roofing Supply, Inc.*	8,351	398,844
BlueLinx Holdings, Inc.* (a)	1,378	67,357
Boise Cascade Co.	5,902	318,590
CAI International, Inc.	2,448	136,868
Custom Truck One Source, Inc.* (a)	6,878	64,172
DXP Enterprises, Inc.* (a)	2,817	83,299
EVI Industries, Inc.*	839	22,821
GATX Corp.	5,289	473,683
Global Industrial Co.	2,010	76,159
GMS, Inc.* (a)	6,473	283,517
H&E Equipment Services, Inc.	4,875	169,211
Herc Holdings, Inc.	3,734	610,359
Karat Packaging, Inc.*	711	14,952
Lawson Products, Inc.*	770	38,508
McGrath RentCorp.	3,584	257,869
MRC Global, Inc.*	12,309	90,348
NOW, Inc.*	16,588	126,898
Rush Enterprises, Inc. "A" (a)	6,332	285,953
Rush Enterprises, Inc. "B"	956	43,756
Textainer Group Holdings Ltd.*	7,169	250,270
Titan Machinery, Inc.*	2,927	75,838
Transcat, Inc.*	1,066	68,736
Triton International Ltd.	10,028	521,857
Veritiv Corp.*	2,198	196,853
WESCO International, Inc.*	6,671	769,300
Willis Lease Finance Corp.*	491	18,260
		6,028,646
Information Technology 13.7%
Communications Equipment 0.7%
ADTRAN, Inc.	7,189	134,866
Aviat Networks, Inc.*	1,489	48,928
CalAmp Corp.*	5,260	52,337
Calix, Inc.*	8,275	409,033
Cambium Networks Corp.*	1,570	56,818
Casa Systems, Inc.*	4,292	29,100
Clearfield, Inc.*	1,783	78,719
Comtech Telecommunications Corp.	3,836	98,240
Digi International, Inc.*	5,256	110,481
DZS, Inc.*	2,494	30,576
EMCORE Corp.*	5,639	42,180
Extreme Networks, Inc.*	18,550	182,717

Harmonic, Inc.*	13,845	121,144
Infinera Corp.*	27,403	227,993
Inseego Corp.* (a)	12,848	85,568
KVH Industries, Inc.*	2,389	23,006
NETGEAR, Inc.*	4,579	146,116
NetScout Systems, Inc.*	10,441	281,385
Plantronics, Inc.* (a)	6,297	161,896
Ribbon Communications, Inc.* (a)	10,566	63,185
Viavi Solutions, Inc.* (a)	34,067	536,215
		2,920,503
Electronic Equipment, Instruments & Components 2.1%
908 Devices, Inc.* (a)	1,914	62,243
Advanced Energy Industries, Inc. (a)	5,766	505,967
Aeva Technologies, Inc.* (a)	11,393	90,460
Akoustis Technologies, Inc.* (a)	6,877	66,707
Arlo Technologies, Inc.*	12,589	80,696
Badger Meter, Inc.	4,380	442,993
Belden, Inc.	6,636	386,613
Benchmark Electronics, Inc. (a)	5,510	147,172
CTS Corp.	4,830	149,295
Daktronics, Inc.*	4,972	26,998
ePlus, Inc.*	2,036	208,914
Fabrinet*	5,581	572,108
FARO Technologies, Inc.*	2,735	179,990
Identiv, Inc.*	3,177	59,855
II-VI, Inc.* (a)	15,700	931,952
Insight Enterprises, Inc.*	5,144	463,372
Iteris, Inc.*	6,737	35,571
Itron, Inc.*	6,790	513,528
Kimball Electronics, Inc.*	3,594	92,617
Knowles Corp.* (a)	13,533	253,608
Luna Innovations, Inc.*	4,492	42,674
Methode Electronics, Inc. (a)	5,675	238,634
MicroVision, Inc.* (a)	24,331	268,858
Napco Security Technologies, Inc.*	2,158	92,967
nLight, Inc.*	6,535	184,222
Novanta, Inc.*	5,268	813,906
OSI Systems, Inc.*	2,513	238,232
Ouster, Inc.* (a)	4,458	32,633
PAR Technology Corp.* (a)	3,644	224,143
PC Connection, Inc.	1,727	76,040
Plexus Corp.* (a)	4,196	375,164
Rogers Corp.* (a)	2,807	523,449
Sanmina Corp.* (a)	9,648	371,834
ScanSource, Inc.* (a)	3,703	128,827
TTM Technologies, Inc.*	15,783	198,392
Velodyne Lidar, Inc.* (a)	10,869	64,345
Vishay Intertechnology, Inc.	19,945	400,695
Vishay Precision Group, Inc.*	1,914	66,550
		9,612,224
IT Services 1.5%
BigCommerce Holdings, Inc.*	7,221	365,671
Brightcove, Inc.*	6,293	72,621
Cantaloupe, Inc.* (a)	8,950	96,481
Cass Information Systems, Inc.	2,232	93,409
Conduent, Inc.*	25,797	170,002
CSG Systems International, Inc. (a)	4,856	234,059
DigitalOcean Holdings, Inc.* (a)	7,444	577,878

EVERTEC, Inc. (a)	9,085	415,366
Evo Payments, Inc. "A"* (a)	6,979	165,263
ExlService Holdings, Inc.*	4,948	609,198
Flywire Corp.* (a)	1,809	79,307
GreenBox POS* (a)	2,667	22,109
GreenSky, Inc. "A"*	10,745	120,129
Grid Dynamics Holdings, Inc.*	6,308	184,320
I3 Verticals, Inc. "A"*	3,037	73,526
IBEX Holdings Ltd.*	973	16,541
International Money Express, Inc.*	4,656	77,755
Limelight Networks, Inc.*	18,485	43,994
LiveRamp Holdings, Inc.* (a)	9,999	472,253
Maximus, Inc.	9,189	764,525
MoneyGram International, Inc.*	13,368	107,211
Paya Holdings, Inc.*	12,650	137,506
Perficient, Inc.*	4,889	565,657
Priority Technology Holdings, Inc.*	1,214	8,110
Rackspace Technology, Inc.* (a)	8,261	117,471
Repay Holdings Corp.* (a)	12,915	297,432
StarTek, Inc.*	2,999	16,525
The Hackett Group, Inc.	3,809	74,733
TTEC Holdings, Inc. (a)	2,795	261,416
Tucows, Inc. "A"* (a)	1,493	117,872
Unisys Corp.*	9,937	249,816
Verra Mobility Corp.* (a)	19,851	299,155
		6,907,311
Semiconductors & Semiconductor Equipment 2.9%
Alpha & Omega Semiconductor Ltd.*	3,125	98,031
Ambarella, Inc.*	5,249	817,479
Amkor Technology, Inc.	15,349	382,958
Atomera, Inc.* (a)	2,972	68,623
Axcelis Technologies, Inc.* (a)	4,984	234,398
AXT, Inc.*	6,078	50,630
CEVA, Inc.*	3,345	142,731
CMC Materials, Inc.	4,384	540,240
Cohu, Inc.*	7,158	228,627
Diodes, Inc.*	6,556	593,908
DSP Group, Inc.*	3,324	72,829
FormFactor, Inc.* (a)	11,660	435,268
Ichor Holdings Ltd.*	4,134	169,866
Impinj, Inc.* (a)	2,869	163,906
Kopin Corp.* (a)	11,919	61,144
Kulicke & Soffa Industries, Inc. (a)	9,203	536,351
Lattice Semiconductor Corp.* (a)	20,397	1,318,666
MACOM Technology Solutions Holdings, Inc.* (a)	7,298	473,421
MaxLinear, Inc.*	10,644	524,217
Meta Materials, Inc.* (a)	32,727	189,162
NeoPhotonics Corp.* (a)	7,981	69,515
NVE Corp.	734	46,954
Onto Innovation, Inc.* (a)	7,312	528,292
PDF Solutions, Inc.*	4,558	105,016
Photronics, Inc.* (a)	8,896	121,252
Power Integrations, Inc. (a)	9,087	899,522
Rambus, Inc.* (a)	16,177	359,129
Semtech Corp.*	9,673	754,204
Silicon Laboratories, Inc.* (a)	6,668	934,587
SiTime Corp.*	1,954	398,948
SkyWater Technology, Inc.*	1,213	32,994

SMART Global Holdings, Inc.*	2,685	119,482
SunPower Corp.* (a)	12,006	272,296
Synaptics, Inc.*	5,298	952,210
Ultra Clean Holdings, Inc.*	6,682	284,653
Veeco Instruments, Inc.* (a)	7,455	165,576
		13,147,085
Software 6.2%
8x8, Inc.*	16,602	388,321
A10 Networks, Inc.* (a)	8,786	118,435
ACI Worldwide, Inc.* (a)	17,712	544,290
Agilysys, Inc.*	2,941	153,991
Alarm.com Holdings, Inc.*	7,103	555,384
Alkami Technology, Inc.*	1,069	26,383
Altair Engineering, Inc. "A"*	6,982	481,339
American Software, Inc. "A"	4,694	111,483
Appfolio, Inc. "A"*	2,810	338,324
Appian Corp.* (a)	5,903	546,087
Asana, Inc. "A"*	11,106	1,153,247
Avaya Holdings Corp.*	12,300	243,417
Benefitfocus, Inc.*	3,761	41,747
Blackbaud, Inc.* (a)	7,262	510,882
Blackline, Inc.*	8,061	951,682
Bottomline Technologies DE, Inc.*	6,622	260,112
Box, Inc. "A"*	21,375	505,946
BTRS Holdings, Inc.* (a)	9,562	101,740
Cerence, Inc.* (a)	5,677	545,616
ChannelAdvisor Corp.*	4,451	112,299
Cleanspark, Inc.* (a)	5,029	58,286
Cloudera, Inc.*	34,716	554,415
CommVault Systems, Inc.*	6,889	518,811
Cornerstone OnDemand, Inc.*	9,461	541,737
Couchbase, Inc.*	1,413	43,958
CS Disco, Inc.* (a)	1,922	92,141
Digimarc Corp.* (a)	1,872	64,472
Digital Turbine, Inc.* (a)	13,634	937,338
Domo, Inc. "B"*	4,121	347,977
E2open Parent Holdings, Inc.* (a)	24,388	275,584
Ebix, Inc.	4,039	108,770
eGain Corp.*	2,965	30,243
Envestnet, Inc.* (a)	8,171	655,641
EverCommerce, Inc.* (a)	2,453	40,450
GTY Technology Holdings, Inc.*	4,948	37,209
Instructure Holdings, Inc.* (a)	1,756	39,668
Intapp, Inc.*	1,485	38,254
Intelligent Systems Corp.* (a)	1,035	42,031
InterDigital, Inc.	4,615	312,989
J2 Global, Inc.*	6,535	892,812
JFrog Ltd.* (a)	7,930	265,655
Kaltura, Inc.* (a)	2,543	26,167
LivePerson, Inc.* (a)	9,729	573,525
Marathon Digital Holdings, Inc.* (a)	14,316	452,099
MeridianLink, Inc.*	1,846	41,277
MicroStrategy, Inc. "A"* (a)	1,174	679,042
Mimecast Ltd.*	9,133	580,859
Mitek Systems, Inc.* (a)	6,455	119,418
Model N, Inc.* (a)	5,274	176,679
Momentive Global, Inc.*	19,690	385,924
ON24, Inc.*	4,000	79,760

OneSpan, Inc.*	5,357	100,604
PagerDuty, Inc.*	12,111	501,638
Ping Identity Holding Corp.* (a)	7,492	184,078
Progress Software Corp.	6,588	324,064
PROS Holdings, Inc.* (a)	5,948	211,035
Q2 Holdings, Inc.* (a)	8,162	654,103
QAD, Inc. "A"	1,861	162,633
Qualys, Inc.*	5,125	570,361
Rapid7, Inc.*	8,353	944,056
Rekor Systems, Inc.* (a)	4,802	55,175
Rimini Street, Inc.* (a)	6,723	64,877
Riot Blockchain, Inc.* (a)	12,624	324,437
Sailpoint Technologies Holdings, Inc.*	13,741	589,214
Sapiens International Corp. NV (a)	4,762	137,050
SecureWorks Corp. "A"*	1,587	31,550
ShotSpotter, Inc.*	1,228	44,662
Smith Micro Software, Inc.*	7,445	36,034
Sprout Social, Inc. "A"*	6,718	819,260
SPS Commerce, Inc.*	5,404	871,719
Sumo Logic, Inc.*	12,795	206,255
Telos Corp.*	5,981	169,980
Tenable Holdings, Inc.*	13,624	628,611
Upland Software, Inc.* (a)	4,242	141,852
Varonis Systems, Inc.*	15,918	968,610
Verint Systems, Inc.* (a)	9,661	432,716
Veritone, Inc.* (a)	4,312	103,014
Viant Technology, Inc. "A"*	1,751	21,397
VirnetX Holding Corp.*	9,845	38,592
Vonage Holdings Corp.*	36,261	584,527
Workiva, Inc.*	6,438	907,500
Xperi Holding Corp.	15,688	295,562
Yext, Inc.*	16,772	201,767
Zix Corp.* (a)	8,527	60,286
Zuora, Inc. "A"*	16,637	275,841
		28,366,976
Technology Hardware, Storage & Peripherals 0.3%
3D Systems Corp.*	18,208	501,995
Avid Technology, Inc.*	5,556	160,680
Corsair Gaming, Inc.* (a)	4,136	107,246
Diebold Nixdorf, Inc.* (a)	10,519	106,347
Eastman Kodak Co.*	6,917	47,105
Quantum Corp.*	8,574	44,413
Super Micro Computer, Inc.*	6,413	234,523
Turtle Beach Corp.*	2,183	60,731
		1,263,040
Materials 3.6%
Chemicals 1.9%
AdvanSix, Inc.	4,114	163,531
American Vanguard Corp.	4,486	67,514
Amyris, Inc.* (a)	25,694	352,779
Avient Corp.	13,664	633,326
Balchem Corp.	4,810	697,787
Cabot Corp.	8,376	419,805
Chase Corp.	1,097	112,058
Danimer Scientific, Inc.* (a)	9,938	162,387
Ecovyst, Inc.	7,905	92,172

Ferro Corp.*	12,509	254,433
FutureFuel Corp.	3,994	28,477
GCP Applied Technologies, Inc.*	7,313	160,301
H.B. Fuller Co.	7,832	505,634
Hawkins, Inc.	2,832	98,780
Ingevity Corp.*	5,913	422,011
Innospec, Inc.	3,640	306,561
Intrepid Potash, Inc.*	1,624	50,182
Koppers Holdings, Inc.*	3,245	101,439
Kraton Corp.*	4,701	214,554
Kronos Worldwide, Inc.	3,404	42,244
Livent Corp.* (a)	24,314	561,896
Marrone Bio Innovations, Inc.*	16,520	14,884
Minerals Technologies, Inc.	4,986	348,222
Orion Engineered Carbons SA*	9,240	168,445
PureCycle Technologies, Inc.* (a)	5,067	67,290
Quaker Chemical Corp. (a)	2,028	482,096
Rayonier Advanced Materials, Inc.*	9,680	72,600
Sensient Technologies Corp.	6,398	582,730
Stepan Co.	3,233	365,135
Tredegar Corp.	4,170	50,791
Trinseo SA	5,819	314,110
Tronox Holdings PLC "A"	17,226	424,621
Valhi, Inc.	416	9,705
Zymergen, Inc.* (a)	2,892	38,088
		8,386,588
Construction Materials 0.2%
Forterra, Inc.*	4,539	106,939
Summit Materials, Inc. "A"*	17,795	568,906
United States Lime & Minerals, Inc.	300	36,240
		712,085
Containers & Packaging 0.2%
Greif, Inc. "A"	3,950	255,170
Greif, Inc. "B"	852	55,210
Myers Industries, Inc.	5,265	103,036
O-I Glass, Inc*	23,669	337,757
Pactiv Evergreen, Inc. (a)	6,850	85,762
Ranpak Holdings Corp.* (a)	5,610	150,460
UFP Technologies, Inc.*	1,043	64,238
		1,051,633
Metals & Mining 1.1%
Allegheny Technologies, Inc.*	18,963	315,355
Arconic Corp.*	16,566	522,492
Carpenter Technology Corp. (a)	7,078	231,734
Century Aluminum Co.*	7,661	103,040
Coeur Mining, Inc.*	38,245	235,972
Commercial Metals Co.	18,018	548,828
Compass Minerals International, Inc.	5,135	330,694
Constellium SE*	18,402	345,590
Ferroglobe Representation & Warranty Insurance Trust *	12,466	0
Gatos Silver, Inc.* (a)	6,925	80,538
Haynes International, Inc. (a)	1,818	67,720
Hecla Mining Co.	79,690	438,295
Kaiser Aluminum Corp.	2,364	257,581
Materion Corp.	3,033	208,185
MP Materials Corp.* (a)	10,945	352,757
Novagold Resources, Inc.*	35,366	243,318

Olympic Steel, Inc.	1,578	38,440
Perpetua Resources Corp.*	4,104	20,438
PolyMet Mining Corp.*	4,457	13,594
Ryerson Holding Corp.	2,428	54,072
Schnitzer Steel Industries, Inc. "A" (a)	3,942	172,699
SunCoke Energy, Inc. (a)	12,238	76,855
TimkenSteel Corp.*	7,129	93,247
Warrior Met Coal, Inc.	7,644	177,876
Worthington Industries, Inc. (a)	5,065	266,925
		5,196,245
Paper & Forest Products 0.2%
Clearwater Paper Corp.*	2,553	97,856
Domtar Corp.*	7,501	409,105
Glatfelter Corp.	6,412	90,409
Neenah, Inc.	2,508	116,898
Schweitzer-Mauduit International, Inc.	4,659	161,481
Verso Corp. "A" (a)	3,966	82,295
		958,044
Real Estate 6.7%
Equity Real Estate Investment Trusts (REITs) 6.0%
Acadia Realty Trust (a)	13,038	266,106
Agree Realty Corp.	10,275	680,513
Alexander & Baldwin, Inc.	10,811	253,410
Alexander's, Inc.	337	87,829
American Assets Trust, Inc.	7,464	279,303
American Finance Trust, Inc.	17,428	140,121
Apartment Investment and Management Co. "A"	22,957	157,255
Apple Hospitality REIT, Inc. (a)	32,285	507,843
Armada Hoffler Properties, Inc.	9,083	121,440
Ashford Hospitality Trust, Inc.*	2,493	36,697
Braemar Hotels & Resorts, Inc.*	7,583	36,778
Brandywine Realty Trust	25,435	341,338
Broadstone Net Lease, Inc.	23,341	579,090
BRT Apartments Corp.	1,764	34,010
CareTrust REIT, Inc.	14,371	292,019
CatchMark Timber Trust, Inc. "A"	7,559	89,725
Centerspace	2,081	196,655
Chatham Lodging Trust*	7,225	88,506
City Office REIT, Inc.	6,317	112,822
Clipper Realty, Inc.	1,682	13,624
Columbia Property Trust, Inc.	17,229	327,696
Community Healthcare Trust, Inc.	3,559	160,831
CorePoint Lodging, Inc.*	6,156	95,418
Corporate Office Properties Trust (a)	16,996	458,552
CTO Realty Growth, Inc.	851	45,750
DiamondRock Hospitality Co.*	30,899	291,996
DigitalBridge Group, Inc.* (a)	73,499	443,199
Diversified Healthcare Trust (a)	35,482	120,284
Easterly Government Properties, Inc.	12,638	261,101
EastGroup Properties, Inc. (a)	5,995	998,947
Empire State Realty Trust, Inc. "A"	21,293	213,569
Equity Commonwealth*	17,782	461,976
Essential Properties Realty Trust, Inc.	17,537	489,633
Farmland Partners, Inc.	4,375	52,456
Four Corners Property Trust, Inc.	11,313	303,867
Franklin Street Properties Corp.	15,870	73,637

Getty Realty Corp. (a)	5,855	171,610
Gladstone Commercial Corp.	5,269	110,807
Gladstone Land Corp.	4,238	96,499
Global Medical REIT, Inc.	8,806	129,448
Global Net Lease, Inc. (a)	14,891	238,554
Healthcare Realty Trust, Inc.	21,858	650,931
Hersha Hospitality Trust*	4,795	44,737
Independence Realty Trust, Inc. (a)	15,577	316,992
Indus Realty Trust, Inc.	692	48,509
Industrial Logistics Properties Trust	9,700	246,477
Innovative Industrial Properties, Inc. (a)	3,556	822,041
iStar, Inc. (a)	10,364	259,929
Kite Realty Group Trust	12,444	253,360
Lexington Realty Trust (a)	41,521	529,393
LTC Properties, Inc.	5,899	186,939
Mack-Cali Realty Corp.*	13,409	229,562
Monmouth Real Estate Investment Corp.	14,189	264,625
National Health Investors, Inc. (a)	6,533	349,516
National Storage Affiliates Trust	12,274	647,944
NETSTREIT Corp.	6,114	144,596
NexPoint Residential Trust, Inc.	3,411	211,073
Office Properties Income Trust	7,013	177,639
One Liberty Properties, Inc.	2,425	73,938
Outfront Media, Inc.	21,811	549,637
Paramount Group, Inc.	27,845	250,327
Pebblebrook Hotel Trust	19,405	434,866
Phillips Edison & Co., Inc. (a)	2,758	84,698
Physicians Realty Trust	32,573	573,936
Piedmont Office Realty Trust, Inc. "A"	18,527	322,926
Plymouth Industrial REIT, Inc.	4,539	103,262
Postal Realty Trust, Inc. "A"	1,871	34,875
PotlatchDeltic Corp. (a)	9,932	512,293
Preferred Apartment Communities, Inc.	7,615	93,131
PS Business Parks, Inc.	3,045	477,273
Retail Opportunity Investments Corp.	17,889	311,626
Retail Properties of America, Inc. "A"	32,021	412,430
Retail Value, Inc.	2,634	69,353
RLJ Lodging Trust	24,629	365,987
RPT Realty	12,139	154,894
Ryman Hospitality Properties, Inc.*	8,025	671,692
Sabra Health Care REIT, Inc.	32,933	484,774
Safehold, Inc.	2,705	194,462
Saul Centers, Inc.	1,829	80,586
Seritage Growth Properties "A"* (a)	5,449	80,809
Service Properties Trust	24,513	274,791
SITE Centers Corp.	25,930	400,359
STAG Industrial, Inc.	24,624	966,492
Summit Hotel Properties, Inc.*	15,172	146,106
Sunstone Hotel Investors, Inc.* (a)	33,043	394,533
Tanger Factory Outlet Centers, Inc. (a)	15,263	248,787
Terreno Realty Corp.	10,543	666,634
The GEO Group, Inc. (a)	17,514	130,830
The Macerich Co. (a)	32,102	536,424
UMH Properties, Inc.	6,292	144,087
Uniti Group, Inc.	29,189	361,068
Universal Health Realty Income Trust	1,912	105,676
Urban Edge Properties	17,178	314,529
Urstadt Biddle Properties, Inc. "A"	4,590	86,889

Washington Real Estate Investment Trust	12,733	315,142
Whitestone REIT	6,347	62,074
Xenia Hotels & Resorts, Inc.*	16,990	301,403
		27,038,776
Real Estate Management & Development 0.7%
Cushman & Wakefield PLC* (a)	20,837	387,777
eXp World Holdings, Inc. (a)	9,425	374,832
Fathom Holdings, Inc.*	795	21,226
Forestar Group, Inc.*	2,712	50,525
FRP Holdings, Inc.* (a)	975	54,522
Kennedy-Wilson Holdings, Inc.	18,107	378,798
Marcus & Millichap, Inc.*	3,532	143,470
Newmark Group, Inc. "A"	22,566	322,919
Rafael Holdings, Inc. "B"* (a)	1,432	44,005
RE/MAX Holdings, Inc. "A"	2,916	90,863
Realogy Holdings Corp.*	17,218	302,004
Redfin Corp.* (a)	15,217	762,372
Tejon Ranch Co.* (a)	3,265	57,986
The RMR Group, Inc. "A"	2,384	79,745
The St. Joe Co.	4,980	209,658
		3,280,702
Utilities 2.3%
Electric Utilities 0.6%
ALLETE, Inc.	7,859	467,768
MGE Energy, Inc.	5,433	399,325
Otter Tail Corp.	6,174	345,559
PNM Resources, Inc.	12,897	638,144
Portland General Electric Co.	13,454	632,203
Via Renewables, Inc.	2,030	20,686
		2,503,685
Gas Utilities 0.7%
Brookfield Infrastructure Corp. "A" (a)	8,040	481,435
Chesapeake Utilities Corp.	2,570	308,529
New Jersey Resources Corp.	14,512	505,163
Northwest Natural Holding Co.	4,493	206,633
ONE Gas, Inc.	7,916	501,637
South Jersey Industries, Inc. (a)	15,425	327,935
Southwest Gas Holdings, Inc.	8,930	597,238
Spire, Inc.	7,601	465,029
		3,393,599
Independent Power & Renewable Electricity Producers 0.3%
Clearway Energy, Inc. "A"	5,147	145,145
Clearway Energy, Inc. "C" (a)	12,540	379,586
Ormat Technologies, Inc. * (a)	6,803	453,148
Sunnova Energy International, Inc.*	12,890	424,597
		1,402,476
Multi-Utilities 0.3%
Avista Corp.	10,385	406,261
Black Hills Corp.	9,418	591,074
NorthWestern Corp.	7,826	448,430
Unitil Corp.	2,299	98,351
		1,544,116
Water Utilities 0.4%
American States Water Co.	5,541	473,866
Artesian Resources Corp. "A"	1,330	50,766

Cadiz, Inc.* (a)	2,735	19,254
California Water Service Group	7,778	458,358
Global Water Resources, Inc.	2,087	39,069
Middlesex Water Co. (a)	2,624	269,695
Pure Cycle Corp.*	2,619	34,859
SJW Group	4,092	270,317
York Water Co. (a)	2,056	89,806
		1,705,990
Total Common Stocks (Cost $329,683,679)		439,907,565

Rights 0.0%
Health Care
GTX, Inc. * (a) (b)	123	252
Omthera Pharmaceutical, Inc. * (b)	1,167	700
Tobira Therapeutics, Inc. * (b)	1,687	101
Total Rights (Cost $355)		1,053

Warrants 0.0%
Energy
Nabors Industries Ltd., Expiration Date 6/11/2026* (Cost $0)	450	2,628
	Principal Amount ($)	Value ($)

Corporate Bonds 0.0%
Financials
GAMCO Investors, Inc., Step-Up Coupon, 4.0% to 6/15/2022, 5.0% to 6/15/2023 (Cost $1,000)	1,000	995

Government & Agency Obligations 0.4%
U.S. Treasury Obligations
U.S. Treasury Bill, 0.038% (c), 1/27/2022 (d) (Cost $1,519,813)	1,520,000	1,519,775
	Shares	Value ($)

Securities Lending Collateral 21.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (e) (f) (Cost $96,471,711)	96,471,711	96,471,711

Cash Equivalents 2.9%
DWS Central Cash Management Government Fund, 0.03% (e) (Cost $13,279,422)	13,279,421	13,279,422

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $440,955,980)	121.1	551,183,149
Other Assets and Liabilities, Net	(21.1)	(95,916,869)
Net Assets	100.0	455,266,280
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended September 30, 2021 are as follows:
Value ($) at 12/31/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 9/30/2021	Value ($) at 9/30/2021
Securities Lending Collateral 21.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (e) (f)
21,733,499	74,738,212 (g)	—	—	—	177,012	—	96,471,711	96,471,711
Cash Equivalents 2.9%
DWS Central Cash Management Government Fund, 0.03% (e)
1,628,225	97,270,666	85,619,469	—	—	1,640	—	13,279,422	13,279,422
23,361,724	172,008,878	85,619,469	—	—	178,652	—	109,751,133	109,751,133
*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2021 amounted to $94,357,486, which is 20.7% of net assets.
(b)	Investment was valued using significant unobservable inputs.
(c)	Annualized yield at time of purchase; not a coupon rate.
(d)	At September 30, 2021, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(e)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $849,465.
(g)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended September 30, 2021.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
At September 30, 2021, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
Russell E-Mini 2000 Index	USD	12/17/2021	135	15,131,638	14,855,400	(276,238)
At September 30, 2021, open futures options contracts purchased were as follows:
Currency Abbreviation(s)

USD	United States Dollar

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2021 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$439,907,565	$—	$—	$439,907,565
Rights	—	—	1,053	1,053
Warrants	2,628	—	—	2,628
Corporate Bonds	—	995	—	995
Government & Agency Obligations	—	1,519,775	—	1,519,775
Short-Term Investments (a)	109,751,133	—	—	109,751,133
Total	$549,661,326	$1,520,770	$1,053	$551,183,149
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(276,238)	$—	$—	$(276,238)
Total	$(276,238)	$—	$—	$(276,238)
(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.
Derivatives
The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of September 30, 2021 categorized by the primary underlying risk exposure.
Primary Underlying Risk Disclosure	Futures Contracts
Equity Contracts	$ (276,238)
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
vit-scif-PH3
R-080548-1 (1/23)